UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Marco Hanig, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 34.7%
*	Activision, Inc.	206,995	$3,126
*	Adobe Systems Incorporated	149,060	5,582
	Arm Holding plc - ADR	454,275	2,980
*	Cognizant Technology Solutions Corporation	60,255	4,463
*	Cognos, Inc.+	92,860	3,389
*	EMC Corporation	507,980	6,086
*	Euronet Worldwide, Inc.	143,085	3,513
*	F5 Networks, Inc.	64,065	3,442
*	FLIR Systems, Inc.	95,990	2,607
*	J2 Global Communications, Inc.	237,550	6,454
	Jabil Circuit, Inc.	266,765	7,622
*	Kanbay International, Inc.	168,730	3,469
	Linear Technology Corporation	90,920	2,829
*	Network Appliance, Inc.	109,625	4,057
*	Nuance Communications, Inc.	212,175	1,734
	Paychex, Inc.	197,375	7,273
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	795,850	7,640
*	WebEx Communications, Inc.	130,095	5,076
*	Yahoo!, Inc.	152,020	3,843

			85,185

	Health Care - 21.7%
	Allergan, Inc.	25,265	2,845
*	Amgen, Inc.	129,715	9,279
	C. R. Bard, Inc.	34,680	2,601
*	Genentech, Inc.	92,390	7,641
*	Gilead Sciences, Inc.	57,930	3,980
*	Integra Lifesciences Holding Corporation	133,840	5,016
*	Kyphon, Inc.	91,930	3,440
*	MedImmune, Inc.	87,745	2,563
	Medtronic, Inc.	100,655	4,674
	Pharmaceutical Product Development, Incorporated	108,570	3,875
*	ResMed, Inc.	62,695	2,523
	UnitedHealth Group, Inc.	99,795	4,910

			53,347

	Industrials - 14.6%
*	Coinstar, Inc.	154,770	4,454
	Corporate Executive Board Company	41,760	3,755
	Danaher Corporation	173,486	11,913
	Graco, Inc.	104,240	4,072
	Knight Transportation, Inc.	232,900	3,948
	Rockwell Automation, Inc.	61,110	3,550
	Rockwell Collins, Inc.	78,650	4,313

			36,005

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Consumer Discretionary - 10.7%
	Johnson Controls, Inc.	49,265	$3,534
*	Kohl’s Corporation	82,140	5,333
*	Laureate Education, Inc.	99,705	4,772
	Marriott International, Inc., Class “A”	142,090	5,490
	Nike, Inc., Class “B”	56,350	4,937
*	VistaPrint Limited+	90,056	2,336

			26,402

	Financials - 5.8%
	Goldman Sachs Group, Inc.	39,750	6,725
	Charles Schwab & Co., Inc.	158,475	2,837
	SLM Corporation	87,960	4,572

			14,134

	Energy - 3.7%
	Smith International, Inc.	111,530	4,327
	Suncor Energy, Inc.+	66,285	4,776

			9,103

	Consumer Staples - 3.5%
	PepsiCo, Inc.	132,150	8,624

	Materials - 3.2%
	Praxair, Inc.	131,725	7,793

	Total Common Stock - 97.9% (cost $187,101)		240,593

	Investment in Affiliate
	William Blair Ready Reserves	563,814	564

	Total Investment in Affiliate - 0.2% (cost $564)		564

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.305%, due 10/02/06	$1,600,000	1,600

	Total Short-Term Investment - 0.7% (Cost $1,600)		1,600

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $3,521, collateralized by SBA Pool # 505857	$3,353,562	3,353

	Total Repurchase Agreement - 1.3% (Cost $3,353)		3,353

	Total Investments - 100.1% (cost $192,618)		246,110

	Liabilities, plus cash and other assets - (0.1)%		(286)

	Net assets - 100.0%		$245,824

*	Non-income producing securities

ADR	= American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Tax-Managed Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands)(unaudtied)

	Issuer	Shares	Value
	Common Stocks

	Health Care - 23.4%
*	Amgen, Inc.	3,085	$221
	Caremark Rx, Inc.	2,260	128
*	Express Scripts, Inc., Class “A”	1,610	121
*	Genentech, Inc.	2,270	188
*	American Healthways, Inc.	1,860	83
	IMS Health, Inc.	8,850	236
*	MedImmune, Inc.	4,310	126
*	Patterson Companies, Inc.	5,710	192
*	Psychiatric Solutions, Inc.	4,840	165
*	ResMed, Inc.	5,564	224
	Sanofi-Aventis-ADR	3,130	139
*	Santarus, Inc.	11,940	89
	Stryker Corporation	1,560	77
*	Zimmer Holdings, Inc.	2,420	163

			2,152

	Information Technology - 19.5%
*	Activision, Inc.	5,023	76
*	Adobe Systems Incorporated	4,070	152
	Arm Holdings plc -ADR	12,010	79
*	CACI International, Inc., Class “A”	1,720	94
*	Euronet Worldwide, Inc.	3,770	92
*	F5 Networks, Inc.	1,710	92
	First Data Corporation	3,670	154
	Jabil Circuit, Inc.	4,485	128
	Microchip Technology, Inc.	5,270	171
*	Network Appliance, Inc.	5,680	210
	Paychex, Inc.	4,280	158
	Qualcomm Incorporated	2,030	74
*	ScanSource, Inc.	3,120	95
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	10,706	103
*	WebEx Communications, Inc.	2,890	113

			1,791

	Industrials - 16.1%
	3M Company	1,630	121
	C.H. Robinson Worldwide, Inc.	2,950	131
	Danaher Corporation	3,820	262
	Fastenal Company	6,380	246
	General Electric Company	7,015	248
	Knight Transportation, Inc.	7,832	133
	Rockwell Automation, Inc.	1,990	116
	Rockwell Collins, Inc.	4,130	227

			1,484

	Financials - 9.8%
*	Affiliated Managers Group, Inc.	1,050	105
	Ambac Financial Group, Inc.	1,830	151
	American International Group	2,790	185
*	IntercontinentalExchange, Inc.	1,850	139
	Investors Financial Services Corporation	2,840	122
	Moody’s Corporation	3,070	201

			903

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Consumer Discretionary - 8.0%
*	Bed, Bath & Beyond, Inc.	2,610	$100
*	CarMax, Inc.	3,430	143
	Johnson Controls, Inc.	1,900	136
*	Laureate Education, Inc.	4,280	205
	Williams-Sonoma, Inc.	4,605	149

			733

	Energy - 6.8%
	EOG Resources, Inc.	1,970	128
	Smith International, Inc.	4,380	170
	Suncor Energy, Inc.+	4,490	324

			622

	Consumer Staples - 6.0%
	Colgate-Palmolive Company	3,030	188
	PepsiCo, Inc.	3,575	233
	Walgreen Co.	2,985	133

			554

	Materials - 4.1%
	Airgas, Inc.	4,890	177
	Praxair, Inc.	3,360	199

			376

	Total Common Stock - 93.7% (cost $6,890)		8,615

	Investment in Affiliate
	William Blair Ready Reserves	302,523	303

	Total Investment in Affiliate - 3.3% (cost $303)		303

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.305%, due 10/02/06	$106,000	106

	Total Short-Term Investment - 1.1% (Cost $106)		106

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $188, collateralized by SBA Pool # 507358	$179,338	179

	Total Repurchase Agreement - 2.0% (Cost $179)		179

	Total Investments - 100.1% (cost $7,478)		9,203

	Liabilities, plus cash and other assets - (0.1)%		(4)

	Net assets - 100.0%		$9,199

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 29.5%
*	Adobe Systems Incorporated	15,770	$590
*	Cisco Systems Incorporated	31,434	723
*	Corning Incorporated	16,300	398
*	EMC Corporation	35,540	426
	Infosys Technologies Ltd. - ADR	5,930	283
	Jabil Circuit, Inc.	13,695	391
	Linear Technology Corporation	11,800	367
*	Network Appliance, Inc.	10,690	396
	Paychex, Inc.	20,130	742
	Qualcomm Incorporated	8,715	317
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	58,549	562
*	Yahoo!, Inc.	17,490	442

			5,637

	Health Care - 20.6%
	Allergan, Inc.	2,260	255
*	Amgen, Inc.	9,750	697
	C. R. Bard, Inc.	2,550	191
	Caremark Rx, Inc.	11,330	642
*	Genentech, Inc.	4,470	370
*	Gilead Sciences, Inc.	6,600	454
	Eli Lilly and Company	6,130	349
*	MedImmune, Inc.	6,910	202
	Medtronic, Inc.	8,695	404
	UnitedHealth Group, Inc.	7,630	375

			3,939

	Consumer Discretionary - 13.1%
	Johnson Controls, Inc.	4,920	353
*	Kohl’s Corporation	6,358	413
	Marriott International, Inc., Class “A”	15,934	616
	Nike, Inc., Class “B”	8,390	735
	Staples, Inc.	15,665	381

			2,498

	Financials - 10.5%
	Capital One Financial Corporation	4,660	367
	Franklin Resources, Inc.	2,130	225
	Goldman Sachs Group, Inc.	3,910	662
	Charles Schwab & Co, Inc.	17,380	311
	SLM Corporation	8,370	435

			2,000

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Industrials - 10.0%
	3M Company	4,625	$344
	Danaher Corporation	11,032	758
	Rockwell Automation, Inc.	4,330	252
	Rockwell Collins, Inc.	10,020	549

			1,903

	Energy - 4.4%
	Schlumberger Limited+	7,090	440
	Suncor Energy, Inc.+	5,510	397

			837

	Consumer Staples - 3.9%
	PepsiCo, Inc.	11,390	743

	Materials- 3.8%
	Praxair, Inc.	12,415	734

	Total Common Stock - 95.8% (cost $16,328)		18,291

	Investment in Affiliate
	William Blair Ready Reserves	133,201	133

	Total Investment in Affiliate - 0.7% (cost $133)		133

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.305%, due 10/02/06	$315,000	315

	Total Short-Term Investment - 1.6% (Cost $315)		315

	Repurchase Agreement
	IBT Repurchase Agreement, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $396, collateralized by SBA Pool # 503911	$377,286	377

	Total Repurchase Agreement - 2.0% (Cost $377)		377

	Total Investments - 100.1% (cost $17,153)		19,116

	Liabilities, plus cash and other assets - (0.1)%		(23)

	Net assets - 100.0%		$19,093

*	Non-income producing securities

ADR = American Depository Receipt

+	= U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 31.9%
*	Access Integrated Technologies, Inc.	1,341,607	$12,705
*	CyberSource Corporation	901,023	10,659
*	DealerTrack Holdings, Inc.	274,208	6,063
*	DTS, Inc.	637,645	13,505
*	eCollege.com	470,859	7,529
*	Electronic Clearing House	856,157	15,411
*	Euronet Worldwide, Inc.	546,806	13,424
*	F5 Networks, Inc.	347,956	18,692
	Heartland Payment Systems, Inc.	447,727	11,641
*	J2 Global Communications, Inc.	1,021,317	27,749
*	Kanbay International, Inc.	1,588,909	32,668
*	Lionbridge Technologies, Inc.	1,639,359	12,508
*	Nuance Communications, Inc.	1,927,888	15,751
*	Optimal Group, Inc.+	1,286,944	15,134
	Patni Computer Systems Limited - ADR	463,052	8,826
*	PDF Solutions, Inc.	1,259,291	13,802
*	Silicon Labratories, Inc.	535,395	16,608
*	Skillsoft, plc - ADR	1,642,847	10,498
*	Think Partnership, Inc.	440,610	868
*	Ultimate Software Group, Inc.	842,403	19,822
*	ValueClick, Inc.	1,259,402	23,349
*	Volterra Semiconductor Corporation	1,729,119	28,098
*	WebEx Communications, Inc.	401,425	15,664
*	WNS Holdings Limited - ADR	494,952	14,131
*	Workstream, Inc.+	3,948,158	4,264

			369,369

	Health Care - 22.3%
*	American Medical Systems Holdings, Inc.	885,405	16,318
*	Axcan Pharma, Inc.+	940,031	12,841
*	CryoLife, Inc.	997,362	6,433
*	DJO, Inc.	393,113	16,326
*	Hythiam, Inc.	1,624,862	11,732
*	Integra Lifesciences Holdings Corporation	506,597	18,987
*	Kensey Nash Corporation	545,229	15,959
*	Kyphon, Inc.	308,882	11,558
*	Lifecore Biomedical, Inc.	1,036,317	14,612
*	Matria Healthcare, Inc.	528,495	14,687
	PolyMedical Corporation	269,792	11,550
*	PSS World Medical, Inc.	905,604	18,103
*	Psychiatric Solutions, Inc.	371,518	12,665
*	Quidel Corporation	876,653	12,378
*	Sangamo Biosciences, Inc.	800,473	4,451
*	Santarus, Inc.	3,418,115	25,362
*	Surmodics, Inc.	484,262	17,007
*	Telik, Inc.	630,251	11,212
*	Zila, Inc.	2,580,537	6,400

			258,581

	Consumer Discretionary - 19.0%
*	4 Kids Entertainment, Inc.	612,915	10,113
*	AFC Enterprises, Inc.	881,871	12,734
*	Century Casinos, Inc.	1,381,347	13,731
*	DeVry, Inc.	546,186	11,617
*	Dick’s Sporting Goods, Inc.	260,074	11,839
*	Duckwall-ALCO Stores, Inc.	271,600	10,109
*	Jarden Corporation	819,592	27,022
*	Jos. A. Bank Clothiers, Inc.	435,355	13,043
*	Kona Grill, Inc.	308,375	4,626
*	Kona Grill, Inc.***	135,134	2,027
*	Laureate Education, Inc.	859,681	41,144
*	Lions Gate Entertainment Corporation+	1,239,472	12,407
*	New Oriental Education & Technology Group, Inc. - ADR	39,550	959
	Strayer Education, Inc.	114,144	12,352
*	ValueVision Media, Inc., Class “A”	1,761,453	20,415
*	VistaPrint Limted +	632,157	16,398

			220,536

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Industrials - 11.3%
*	Coinstar, Inc.	596,300	$17,161
	Comfort Systems USA, Inc.	1,130,448	12,955
*	Corrections Corporation of America	378,393	16,365
*	FirstService Corporation +	559,859	13,336
*	Frozen Food Express Industries, Inc.	635,005	4,820
*	Huron Consulting Group, Inc.	422,782	16,573
*	Kforce, Inc.	938,319	11,194
*	Labor Ready, Inc.	666,180	10,612
*	Lecg Corporation	674,344	12,651
*	Luna Innovations, Inc.	764,860	2,815
*	NCI Building Systems, Inc.	221,632	12,892

			131,374

	Energy - 5.5%
*	Carrizo Oil & Gas, Inc.	377,292	9,730
*	Hornbeck Offshore Services, Inc.	491,852	16,477
*	Oil States International, Inc.	346,129	9,519
*	Petrohawk Energy Corporation	1,232,104	12,789
*	TETRA Technologies, Inc.	612,280	14,793

			63,308

	Financials - 4.8%
	Highland Hospitality Corporation	1,172,059	16,796
	Midwest Banc Holdings, Inc.	285,421	6,970
	National Financials Partners Corporation	387,254	15,889
*	Signature Bank New York	517,566	16,008

			55,663

	Consumer Staples - 0.5%
*	Overhill Farms, Inc.	1,903,720	6,092

	Total Common Stock - 95.3% (Total Cost $975,752)		1,104,923

	Preferred Stock
	Think Partnership, Inc. **	7,120	7,014

	Total Preferred Stock - 0.6% Cost ($7,120)		7,014

	Investment in Warrants
*	Think Partnership, Inc. **	1,424,000	—

	Total Investment in Warrants - 0.0% (Cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves	16,708,809	16,709

	Total Investment in Affiliate - 1.4% (Cost $16,709)		16,709

	Short-Term Investments
	American Express Demand Note, VRN 5.172%, due 10/2/06	$6,328,000	6,328
	Prudential Funding Demand Note, VRN 5.305%, due 10/2/06	6,147,000	6,147

	Total Short-Term Investments - 1.1% (Cost $12,475)		12,475

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $18,228, collateralized by FNMA Pool # 815138	$17,360,035	17,360
	Total Repurchase Agreement - 1.5% (Cost $17,360)		17,360

	Total Investments - 99.9% (cost $1,029,416)		1,158,481
	Cash and other assets, less liabilities - 0.1%		938

	Net assets - 100.0%		$1,159,419

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

** = Fair Valued pursuant to Valuation Procedures adopted by the Board of Trustees. The holding represents 0.60% of the Fund’s net assets at September 30, 2006. This security was also deemed illiquid pursuant to Liquiduty Procedures approved by Board of Trustees.

*** = Restricted shares. These shares have been deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. The holding represents 0.17% of the Fund’s net assets at September 30, 2006.

See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 29.4%
*	Activision, Inc.	25,070	$379
*	Cognizant Technology Solutions, Class “A”	2,740	203
*	F5 Networks, Inc.	6,494	349
*	FLIR Systems, Inc.	8,930	242
*	Intuit, Inc.	11,470	368
*	Iron Mountain, Inc.	8,585	369
*	J2 Global Communications, Inc.	14,565	396
	Jabil Circuit, Inc.	17,535	501
	Maxim Intergrated Products, Inc.	8,095	227
	Microchip Technology, Inc.	6,760	219
*	Network Appliance, Inc.	9,276	343
	Paychex, Inc.	15,685	578
*	ValueClick, Inc.	13,445	249
*	WebEx Communications, Inc.	5,915	231

			4,654

	Consumer Discretionary - 18.9%
*	Bed, Bath and Beyond, Inc.	11,505	440
*	CarMax, Inc.	3,660	153
*	Cheesecake Factory, Inc.	4,995	136
*	Dick’s Sporting Goods, Inc.	5,480	250
*	Getty Images, Inc.	2,590	129
*	Lamar Advertising Company, Class “A”	2,890	154
*	Laureate Education, Inc.	9,480	454
*	Life Time Fitness, Inc.	7,425	344
*	O’Reilly Automotive, Inc.	8,053	267
*	Sonic Corporation	7,227	163
	Strayer Education, Inc.	2,165	234
*	Tractor Supply Company	5,511	266

			2,990

	Health Care - 17.9%
	C.R. Bard, Inc.	4,305	323
*	Express Scripts, Inc., Class “A”	3,917	296
*	American Healthways, Inc.	5,305	237
*	IDEXX Laboratories, Inc.	2,165	197
*	Integra LifeSciences Holdings Corporation	6,210	233
*	Kyphon, Inc.	6,549	245
*	MedImmune, Inc.	11,920	348
*	Patterson Companies, Inc.	6,845	230
	Pharmaceutical Product Development, Inc.	11,655	416
*	ResMed, Inc.	7,875	317

			2,842

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Industrials - 15.0%
	Corporate Executive Board Company	3,695	$332
	Fastenal Company	17,305	667
	Graco Inc.	7,020	274
	Knight Transportation, Inc.	10,495	178
*	Monster Worldwide, Inc.	4,195	152
	MSC Industrial Direct Company, Inc., Class “A”	7,040	287
	Robert Half International, Inc.	2,500	85
	Rockwell Collins, Inc.	7,315	401

			2,376

	Energy - 7.1%
*	Grant Prideco, Inc.	5,530	210
	Smith International, Inc.	10,200	396
*	Southwestern Energy Company	8,010	239
	XTO Energy Corporation	6,670	281

			1,126

	Financials - 5.9%
*	E*Trade Financial Corporation	7,070	169
*	IntercontinetalExchange, Inc.	5,098	383
	Investors Financial Services Corporation	8,935	385

			937

	Materials - 1.9%
	Airgas, Inc.	8,355	302

	Total Common Stock - 96.1% (cost $15,018)		15,227

	Investment in Afiliate
	William Blair Ready Reserves	202,473	202

	Total Investment In Affiliate - 1.3% (cost $202)		202

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.305%, due 10/2/06	$25,000	25

	Total Short-Term Investment - 0.2% (cost $25)		25

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $480, collateralized by FHLMC Pool # 781482	$456,926	457
	Total Repurchase Agreement - 2.8% (Cost $457)		457

	Total Investments - 100.4% (cost $15,702)		15,911
	Liabilities, plus cash and other assets - (0.4)%		(60)

	Net Assets - 100%		$15,851

*	Non-income producing securities

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 27.4%
*	Activision, Inc.	115,489	$1,744
*	Cogent, Inc.	45,600	626
*	Euronet Worldwide, Inc.	68,300	1,677
*	F5 Networks, Inc.	28,925	1,554
*	Intuit, Inc.	46,720	1,499
*	Iron Mountain, Inc.	46,114	1,980
*	J2 Global Communications, Inc.	77,800	2,114
	Jabil Circuit, Inc.	80,600	2,303
*	Kanbay International, Inc.	88,500	1,819
	Microchip Technology, Inc.	29,600	960
*	Nuance Communications, Inc.	78,400	640
*	PDF Solutions, Inc.	64,800	710
*	Ultimate Software Group, Inc.	56,000	1,318
*	ValueClick, Inc.	135,312	2,509
*	WebEx Communications, Inc.	42,540	1,660

			23,113

	Consumer Discretionary - 19.0%
*	Bed, Bath and Beyond, Inc.	44,000	1,683
*	CarMax, Inc.	39,500	1,647
*	Cheesecake Factory, Inc.	27,000	734
*	Getty Images, Inc.	14,600	725
*	Guitar Center, Inc.	21,200	947
*	Jarden Corporation	47,250	1,558
*	Lamar Advertising Company, Class “A”	18,660	997
*	Laureate Education, Inc.	46,549	2,228
*	Life Time Fitness, Inc.	40,360	1,868
*	O’Reilly Automotive, Inc.	50,100	1,664
	Strayer Education, Inc.	12,400	1,342
*	Tractor Supply Company	14,000	676

			16,069

	Health Care - 18.3%
	C.R.Bard, Inc.	12,900	968
*	DJO, Inc.	34,200	1,420
*	Healthways, Inc.	33,500	1,494
*	IDEXX Laboratories, Inc.	12,600	1,148
*	Integra LifeSciences Holdings Corporation	38,840	1,456
*	Kyphon, Inc.	35,090	1,313
*	Patterson Companies, Inc.	36,200	1,217
	Pharmaceutical Product Development, Inc.	50,500	1,802
*	PSS World Medical, Inc.	64,200	1,283
*	ResMed, Inc.	31,900	1,284
*	Surmodics, Inc.	34,200	1,201
*	Telik, Inc.	46,861	834

			15,420

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)
	Industrials - 18.1%
*	Beacon Roofing Supply, Inc.	105,104	$2,127
*	Coinstar, Inc.	44,333	1,276
	Corporate Executive Board Company	6,400	575
*	Corrections Corporation of America	30,400	1,315
	Fastenal Company	84,000	3,240
	Graco Inc.	24,000	937
*	Kforce, Inc.	75,165	897
	Knight Transportation, Inc.	60,850	1,031
*	Monster Worldwide, Inc.	28,600	1,035
	MSC Industrial Direct Company, Inc., Class “A”	24,240	988
	Rockwell Collins, Inc.	32,900	1,804

			15,225

	Energy - 6.4%
*	Grant Prideco, Inc.	26,300	1,000
	Smith International, Inc.	47,400	1,839
*	Southwestern Energy Company	28,900	864
*	Toreador Resources Corporation	30,300	558
	XTO Energy Corporation	27,300	1,150

			5,411

	Financials - 5.6%
*	E*Trade Financial Corporation	39,368	942
*	IntercontinentalExchange, Inc.	16,700	1,254
	Investors Financial Services Corporation	38,870	1,674
*	Signature Bank New York	27,900	863

			4,733

	Materials - 1.9%
	Airgas, Inc.	45,110	1,632

	Total Common Stock - 96.7% (cost $72,875)		81,603

	Investment in Afiliate
	William Blair Ready Reserves	697,971	698

	Total Investment In Affiliate - 0.8% (cost $698)		698

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.305%, due 10/2/06	$986,000	986

	Total Short-Term Investment - 1.1% (cost $986)		986

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $1,118, collateralized by SBA Pool, # 505339	$1,064,747	1,065
	Total Repurchase Agreement - 1.3% (Cost $1,065)		1,065
	Total Investments - 99.9% (cost $75,624)		84,352

	Cash and other assets, less liabilities - 0.1%		67

	Net Assets - 100%		$84,419

*	Non-income producing securities

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 31.6%

	Austria - 1.4%
	Erste Bank (Banking)	734,192	$45,676
	Raiffeisen International Bank (Banking)	297,854	31,745

			77,421

	France - 9.1%
	April Group S.A. (Insurance)	142,739	6,142
	BNP Paribas (Banking)	749,400	80,535
	Capgemini S.A. (IT services)	744,800	39,419
	Essilor International (Health care equipment & supplies)	446,800	45,730
	Eurazeo (Diversified financial services)	226,340	26,038
	Iliad S.A. (Internet software & services)	263,450	18,929
	Klepierre (Real estate investment trusts)	134,600	20,148
	L’Oreal S.A. (Personal products)	1,339,100	135,846
	LVMH Moet Hennessey Louis Vuitton SA (Apparel & luxury goods)	662,852	68,172
*	Orpea (Health care providers & services)	184,912	14,034
	Vinci S.A.(Construction & engineering)	425,600	47,315

			502,308

	Germany - 4.7%
	Bijou Brigitte (Apparel & luxury goods)	66,750	17,168
	Celesio AG (Health care providers & services)	602,360	31,378
	Continental AG (Auto components)	261,500	30,272
	CTS Eventim AG (Media)	178,703	5,821
	E.ON AG (Electrical utilities)	467,500	55,440
*	Q-Cells AG (Electrical equipment)	484,120	19,779
*	Qiagen NV (Life science tools & services)	1,202,800	18,822
	Rational AG (Houshold durables)	56,200	10,783
	SAP AG (Software)	290,600	57,538
	Solarworld AG (Electrical equipment)	218,900	11,990

			258,991

	Greece - 1.7%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	827,271	28,472
	EFG Eurobank (Banking)	981,800	30,068
	National Bank of Greece (Banking)	769,052	33,181

			91,721

	Ireland - 2.1%
	Anglo Irish Bank plc (Banking)	2,926,500	48,008
	Kingspan Group plc (Building products)	1,470,300	30,296
*	Ryanair Holdings plc - ADR (Airlines)	398,800	25,240
	United Drug plc (Health care providers & services)	2,325,900	10,344

			113,888

	Italy - 2.9%
	Azimut Holding SpA (Capital markets)	1,418,900	16,200
	Credito Emiliano SpA (Banking)	1,327,000	18,831
	Luxottica Group SpA (Apparel & luxury goods)	1,778,900	52,450
	Saipem SpA (Energy equipment & services)	2,346,500	51,017
	Tod’s SpA (Apparel & luxury goods)	246,700	19,506

			158,004

	Netherlands - 0.6%
*	Tomtom NV (Software)	768,600	32,337

	Norway - 0.3%
	Statoil Asa (Oil, gas & consumable fuels)	766,400	18,250

	Spain - 1.5%
*	Grifols S.A. (Biotechnology)	2,025,612	20,523
	Industria De Textile (Specialty retail)	1,357,700	63,323

			83,846

	Sweden - 1.2%
	Ericsson (LM) (Communications equipment)	10,911,000	37,697
*	Modern Times Group (Media)	376,400	19,480
*	Tradedoubler AB (Internet software & services)	379,600	7,379

			64,556

	Switzerland - 6.1%
*	EFG International (Capital markets)	768,300	25,228
	Kuehne & Nagel International AG (Marine)	642,440	44,470
	Nobel Biocare Holdings AG (Health care equipment & supplies)	105,700	25,991
*	Partners Group Global Opporunites, Ltd. (Capital markets)	99,416	8,538
	Roche Holdings AG (Pharmaceuticals)	655,200	113,197
	SGS S.A. (Commercial services & supplies)	17,980	18,094
	UBS AG (Capital markets)	1,690,600	101,058

			336,576

	United Kingdom - 18.5%
	AstraZeneca plc (Pharmaceuticals)	1,723,400	107,641
	BG Group plc (Oil, gas & consumable fuels)	5,879,000	71,438
*	Cairn Energy plc (Oil, gas & consumable fuels)	798,900	27,904
	Carphone Warehouse Group plc (Specialty retail)	4,360,180	25,075
*	CSR plc (Communications equipment)	1,176,200	18,553
	HBOS plc (Banking)	5,620,700	111,143
	Homeserve plc (Commercial services & supplies)	431,800	13,430
	Man Group plc (Capital markets)	6,558,800	55,007
	Michael Page International (Commercial services & supplies)	4,380,400	31,527
	Northern Rock plc (Thrifts & mortgage finance)	3,265,200	71,377
	Reckitt Benckiser plc (Household products)	2,299,800	95,274
*	Rolls-Royce Group plc (Aerospace & defense)	13,176,600	111,671
	Rotork plc (Electronic equipment & instruments)	1,275,064	18,330
	RPS Group plc (Commercial services & supplies)	2,545,600	10,902
	Serco Group (Commercial services & supplies)	4,748,909	33,428
	Standard Chartered plc (Banking)	1,920,500	49,151
	Tesco plc (Food & staples retailing)	15,388,500	103,692
	Tullow Oil plc (Oil, gas & consumable fuels)	2,849,390	20,160
	Ultra Electronic Holdings plc (Aerospace & defense)	970,700	19,118
	Victrex plc (Chemicals)	544,100	8,069
	VT Group plc (Aerospace & defense)	1,957,300	17,732

			1,020,622

	Emerging Asia - 15.0%
	China - 4.7%
	China Life Insurance Co. (Insurance)	29,636,000	57,901
	China Mengniu Dairy Co. (Food products)	14,183,000	23,746
	China Vanke Company Ltd. (Real estate management & development)	13,087,900	13,773
	Ctrip.com International Ltd.—ADR (Hotels, restaurants & leisure)	425,600	19,131
*	Focus Media Holding Ltd.- ADR (Media)	412,200	23,875
*	Foxconn International (Communications equipment)	9,604,000	29,540
	Fu Ji Food & Catering (Hotels, restaurants & leisure)	5,739,000	9,591
	Hopson Development Holdings (Real estate management & development)	3,849,000	7,763
	Lee and Man Paper Manufacturing Ltd. (Containers & packaging)	4,904,000	9,190
	Li Ning Co. Ltd. (Leisure equipment & products)	17,312,000	19,752
	Parkson Retail Group Ltd. (Multiline retail)	3,268,000	12,090
	Ports Design Limited (Apparel & luxury goods)	6,067,000	9,340
*	Suntech Power Holdings Co. Ltd—ADR (Electrical equipment)	438,400	11,324
	Wumart Stores, Inc., Class “H” (Food & staples retailing)	3,370,000	11,675

			258,691

	India - 4.3%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	637,700	33,241
*	Bharti Airtel Ltd. (Wireless telecommunication services)	1,848,600	18,899
	Dabur India Ltd. (Personal products)	7,185,400	21,368
	HDFC Bank (Banking)	1,185,100	23,821
	Hindustan Lever Ltd. (Household durables)	5,958,900	33,389
	Housing Development Finance Corp. (Thrifts & mortgage finance)	673,600	22,461
	Infosys Technologies, Ltd. (IT services)	1,132,948	45,620
	Maruti Udyog Ltd. (Automobiles)	931,400	19,865
	Suzlon Energy Ltd. (Electrical equipment)	689,100	18,528

			237,192

	Indonesia - 0.2%
*	PT Kalbe Farma Tbk (Pharmaceuticals)	84,423,700	12,069

	Malaysia - 0.6%
	Bumiputra Commerce Holdings Bhd (Banking)	13,921,100	25,082
	Transmile Group Bhd (Air freight & logistics)	2,555,400	8,041

			33,123

	South Korea - 2.4%
	Kookmin Bank (Banking)	330,490	25,883
*	NHN Corp. (Internet software & services)	311,820	32,656
	Samsung Electronics Co. (Semiconductors)	75,030	52,601
	Shinsegae Co. Ltd. (Food & staples retailing)	41,360	21,408

			132,548

	Taiwan - 2.8%
	High Tech Computer Corporation (Computers)	1,307,800	34,572
*	Himax Technologies, Inc. - ADR (Semiconductors)	1,238,700	7,073
	Hon Hai Precision Industry (Electronic equipment)	12,517,780	76,188
	Largan Precision Co. Ltd. (Leisure equipment & products)	807,450	16,520
	Mediatek Inc. (Semiconductors)	2,376,450	22,504

			156,857

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Japan - 14.0%
	Aeon Mall Co., Ltd. (Real estate management & development)	482,400	$25,535
	Chiyoda Corp. (Construction & engineering)	1,078,600	21,137
	Denso Corporation (Auto components)	2,614,100	92,025
	Honeys Company, Ltd. (Specialty retail)	362,900	18,566
	Hoya Corporation (Electronic equipment & instruments)	720,700	27,181
	ITO EN, Ltd. (Beverages)	501,400	17,273
	Joint Corporation (Real estate management & development)	542,000	18,587
*	K.K. DaVinci Advisors (Real estate management & development)	15,387	14,763
	Kenedix, Inc. (Real estate management & development)	2,937	16,427
	Keyence Corporation (Electronic equipment & instruments)	203,206	46,769
	Komatsu Ltd. (Machinery)	2,136,000	36,960
	MISUMI Group, Inc. (Trading companies & distributors)	838,200	14,363
	Mitsubishi Tokyo Financial (Banking)	7,935	102,105
	Nakanishi Inc. (Health care equipment & supplies)	134,100	17,664
	Nitori Company Ltd. (Specialty retail)	387,720	17,535
	Nitto Denko Corporation (Chemicals)	366,100	21,688
	Orix Corporation (Consumer finance)	392,800	108,528
	Park 24 Co., Ltd. (Commercial services & supplies)	610,500	20,078
	Ryohin Keikaku Co. Ltd. (Multiline retail)	275,600	19,512
	Sharp Corp. (Household durables)	2,148,700	36,874
	Sparx Asset Management Co. (Capital markets)	11,737	10,858
	Suruga Bank (Banking)	3,010,000	37,620
	Yamada Denki Company (Specialty retail)	306,980	30,826

			772,874

	Asia -7.0%
	Australia - 2.9%
	BHP Billiton Ltd. (Metals & mining)	2,947,300	55,871
	Macquarie Bank, Ltd. (Capital markets)	976,200	50,333
	Seek Ltd. (Commercial services & supplies)	3,560,200	13,385
	United Group Ltd. (Construction & engineering)	1,937,000	20,490
	WorleyParsons, Ltd. (Energy equipment & services)	1,486,500	18,631

			158,710

	Hong Kong - 2.0%
*	China Insurance International (Insurance)	8,143,438	6,334
	Esprit Holdings Ltd. (Specialty retail)	5,559,500	50,663
	Li & Fung Ltd. (Distributors)	21,079,200	52,335

			109,332

	Singapore - 2.1%
	Capitaland, Ltd. (Real estate management & development)	25,711,000	81,533
	Goodpack Ltd. (Air freight & logistics)	6,968,000	7,536
	Osim International Ltd. (Specialty retail)	13,676,240	16,182
	Raffles Education Corporation Ltd. (Diversified consumer services)	5,314,000	8,495

			113,746

	Emerging Latin America - 6.4%
	Brazil - 2.2%
	Companhia de Concessoes Rodoviarias (Transportation infrastructure)	1,900,700	18,358
	Cyrela Brazil Realty S.A. (Household durables)	738,600	12,565
	Gol Linhas Aereas Int S.P - ADR (Airlines)	797,000	27,377
	Localiza Rent a Car S.A. (Road & rail)	457,000	9,479
	Lojas Renner S.A. (Multiline retail)	224,700	13,021
	Natura Cosmeticos S.A. (Personal products)	1,235,400	15,171
	Submarino S.A.(Internet & catalog retail)	636,400	12,381
*	Totvs S.A. (Software)	572,800	10,814

			119,166

	Chile - 1.0%
*	Cencosud S.A. -ADR 144A (Specialty retail)	798,930	30,994
	S.A.C.I. Falabella (Multiline retail)	7,290,100	22,479

			53,473

	Columbia - 0.3%
	Bancolombia S.A. - ADR (Banking)	664,200	18,996

	Mexico - 2.5%
	America Movil S.A. (Wireless telecommunication services)	20,172,600	39,817
*	Corporacion Geo Sa De Cv (Household durables)	2,971,700	12,501
*	Desarrolladora Homex S.A. -ADR (Household durables)	327,400	12,363
	Grupo Aeropuertario Del ADR (Transportation infrastructure)	262,800	8,935
*	Urbi Desarrollos Urbanos S.A. (Household durables)	8,358,600	23,531
	Walmart de Mexico (Food & staples retailing)	12,131,200	41,269

			138,416

	Panama - 0.4%
	Copa Holdings S.A., Class “A” (Airlines)+	719,000	24,683

	Issuer	Shares or Principal Amount	Value
	Canada - 3.9%
	Cameco Corporation (Metals & mining)	1,334,700	$48,635
*	Gildan Activewear, Inc. (Apparel & luxury goods)	375,800	18,270
	Manulife Financial Corp. (Insurance)	2,114,900	68,116
	Ritchie Brothers Auctioneers, Inc. (Commercial services & supplies)+	286,200	15,343
	Shoppers Drug Mart Corp. (Food & staples retailing)	389,400	15,907
	Suncor Energy, Inc.(Oil, gas & consumable fuels)	635,100	45,564

			211,835

	Emerging Europe, Mid-East, Africa - 1.6%
	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	177,000	11,868

	Israel - 0.6%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	922,400	31,445

	Russia - 0.3%
*	CTC Media, Inc. (Media)+	775,352	17,290

	South Africa - 0.5%
*	Aspen Pharmacare (Pharmaceuticals)	1,392,000	6,222
	Naspers Ltd. (Media)	749,990	11,519
	Sasol ASA (Oil, gas & consumable fuels)	286,900	9,430

			27,171

	Total Common Stock — 98.0% (cost $4,194,136)		5,398,005

	Preferred Stock
	Brazil - 0.9%
	Banco Itau Holding (Banking)	799,300	23,932
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,268,400	23,649

			47,581

	Total Preferred Stock - 0.9% (cost $32,851)		47,581

	Investment in Affiliate
	William Blair Ready Reserves Fund	15,245,285	15,245

	Total Investment in Affiliate - 0.3% (cost $15,245)
	Short-Term Investments
	American Express Demand Note, VRN 5.175% due 10/2/06	$11,769,000	11,769
	Prudential Funding Demand Note, VRN 5.305% due 10/2/06	12,694,000	12,694

	Total Short-term Investments - 0.4% (cost $24,463)		24,463

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $20,934, collateralized by FN, Pool# 821228	$19,936,718	19,937

	Total Repurchase Agreement - 0.4% (Cost $19,937)		19,937
	Total Investments - 100.0% (cost $4,286,632)		5,505,231
	Liabilities, plus cash and other assets - 0.0%		2,646

	Net assets - 100.0%		$5,507,877

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

At September 30, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	27.9%
Consumer Discretionary	18.4%
Industrials and Services	13.8%
Information Technology	11.2%
Consumer Staples	10.4%
Healthcare	8.4%
Energy	5.2%
Materials	2.6%
Telecommunication Services	1.1%
Utilities	1.0%

100.0%

At September 30, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	23.7%
British Pound Sterling	18.7%
Japanese Yen	14.2%
Swiss Franc	6.2%
Hong Kong Dollar	5.8%
United States Dollar	5.2%
Indian Rupee	4.4%
Canadian Dollar	3.6%
Australian Dollar	2.9%
Taiwan Dollar	2.7%
Brazilian Real	2.6%
South Korean Won	2.4%
Mexico Nuevo Peso	2.2%
Singapore Dollar	2.1%
Swedish Krona	1.2%
All other currencies	2.1%

100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 38.8%

	Austria - 1.4%
	Erste Bank (Banking)	34,032	$2,117
	Raiffeisen International Bank (Banking)	13,900	1,482

			3,599

	France - 13.4%
	BNP Paribas (Banking)	47,870	5,144
	Capgemini S.A. (IT services)	35,000	1,852
	Essilor International (Health care supplies)	26,000	2,661
	Eurazeo (Diversified financial services)	16,800	1,933
	Groupe Danone (Food products)	47,300	6,634
	Iliad S.A. (Internet software and services)	11,200	805
	L’Oreal S.A. (Personal products)	79,500	8,065
	LVMH Moet Hennessey Louis Vuitton SA (Apparel & luxury goods)	45,400	4,669
	Vinci S.A. (Construction & engineering)	26,300	2,924

			34,687

	Germany - 4.0%
	Bijou Brigitte (Apparel & luxury goods)	2,280	586
	Celesio AG (Healthcare providers & services)	28,100	1,464
	E.ON AG (Electric utilities)	36,000	4,269
*	Qiagen, NV. (Biomedical)	81,400	1,274
	SAP AG (Software)	10,750	2,129
	Solarworld AG (Electrical equipment)	11,800	646

			10,368

	Greece - 2.3%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	60,700	2,089
	EFG Eurobank (Banking)	40,960	1,255
	National Bank of Greece (Banking)	60,960	2,630

			5,974

	Ireland - 1.2%
	Anglo Irish Bank plc (Banking)	156,800	2,572
	IAWS Group plc (Food products)	34,700	645

			3,217

	Italy - 3.1%
	Azimut Holding SpA (Capital markets)	49,900	570
	Luxottica Group SpA (Apparel and luxury goods)	154,800	4,564
	Saipem SpA (Energy equipment and services)	133,500	2,902

			8,036

	Netherlands- 0.9%
*	Tomtom NV (Software)	53,500	2,251

	Norway - 0.5%
	Statoil ASA (Oil, gas & consumable fuels)	54,600	1,300

	Spain - 1.8%
	Industria De Textile (Specialty retail)	97,200	4,533

	Sweden - 1.3%
	Ericsson LM (Communications equipment)	807,000	$2,788
*	Modern Times Group (Media)	14,800	766

			3,554

	Switzerland - 8.9%
*	EFG International (Financial services)	42,600	1,399
	Kuehne & Nagel International AG (Marine)	29,400	2,035
	Nobel Biocare Holding AG (Health care equipment & supplies)	4,940	1,215
	Roche Holdings AG (Pharmaceuticals)	53,300	9,209
	SGS S.A. (Commercial services & supplies)	1,950	1,962
	UBS AG (Capital markets)	119,300	7,131

			22,951

	United Kingdom - 19.6%
	AstraZeneca plc (Pharmaceuticals)	103,400	6,458
	BG Group plc (Oil, gas & consumable fuels)	473,000	5,748
*	Cairn Energy plc Oil, gas & consumable fuels)	46,100	1,610
	Carphone Warehouse Group plc (Specialty retail)	204,900	1,178
*	CSR plc (Communications equipment)	62,900	992
	HBOS plc (Banking)	340,100	6,725
	Man Group plc (Capital markets)	306,800	2,573
	Northern Rock plc (Thrift & mortgage finance)	154,700	3,382
	Reckitt Benckiser plc (Household products)	143,900	5,961
*	Rolls-Royce Group plc (Aerospace & defense)	627,000	5,314
	Rotork plc (Electronic equipment & instruments)	58,700	844
	Standard Chartered plc (Banking)	119,600	3,061
	Tesco plc (Food & staples retailing)	941,400	6,344
	Tullow Oil plc Oil, gas & consumable fuels)	97,800	692

			50,882

	Japan - 13.5%
	Aeon Mall Co., Ltd. (Real estate management & development)	27,200	1,440
	Chiyoda Corporation (Construction & engineering)	53,000	1,039
	Denso Corporation (Auto parts manufacturing)	123,200	4,337
	Honeys Company, Ltd. (Specialty retail)	17,400	890
	Hoya Corporation (Electronic equipment & instruments)	63,900	2,410
*	K.K. DaVinci Advisors (Real estate management & development)	746	716
	Keyence Corporation (Electronic equipment & instruments)	10,980	2,527
	Komatsu Ltd. (Machinery)	136,000	2,353
	MISUMI Group, Inc. (Trading companies & distributors)	35,300	605
	Mitsubishi Tokyo Financial (Financial services)	523	6,730
	Orix Corporation (Consumer finance)	26,300	7,266
	Ryohin Keikaku Co. Ltd. (Multiline retail)	10,100	715
	Sharp Corporation (Electric technology)	145,000	2,488
	Yamada Denki Co., Ltd. (Specialty retail)	14,100	1,416

			34,932

See accompnaying Notes to Portfolios of Investments

International Equity Fund

Portfolio of Investments, September, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)

	Emerging Asia - 10.7%

	China - 2.9%
	China Life Insurance Co. (Insurance)	1,765,000	$3,448
	Ctrip.com International Ltd. - ADR (Hotels, restaurants & leisure)	21,300	958
*	Focus Media Holding Ltd. - ADR (Media)	19,100	1,106
*	Foxconn International (Communications equipment)	492,000	1,513
	Hopson Development Holding Ltd. (Real estate management & development)	236,000	476

			7,501

	India - 4.1%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	38,800	2,023
*	Bharti Airtel Limited (Wireless telecommunication services)	149,873	1,532
	HDFC Bank (Banking)	81,500	1,638
	Infosys Technologies Ltd. (IT services)	63,000	2,537
	Suzlon Energy Ltd. (Electrical equipment)	54,500	1,465
	Vedanta Resources Plc (Metals & mining)	66,700	1,452

			10,647

	Indonesia - 0.3%
	PT Bank Rakyat Indonesia (Banking)	1,732,000	918

	South Korea - 0.9%
	Samsung Electronics Co. (Semiconductors)	3,190	2,236

	Taiwan - 2.5%
	High Tech Computer Corp. (Computers)	83,000	2,194
*	Himax Technologies, Inc.-ADR (Semiconductors)	70,000	400
	Hon Hai Precision Industry Corp. (Electronic equipment)	640,117	3,896

			6,490

	Asia- 5.3%
	Australia -1.6%
	Allco Finance Group Limited (Capital markets)	108,500	861
	Macquarie Bank Ltd. (Capital markets)	61,900	3,191

			4,052

	Hong Kong - 2.1%
	Esprit Holdings Ltd. (Specialty retail)	265,500	2,420
	Li & Fung Ltd. (Distribution)	1,193,200	2,962

			5,382

	Singapore - 1.6%
	Capitaland, Ltd. (Real estate management & development)	1,361,000	4,316

	Emerging Latin America - 5.3%
	Brazil - 1.5%
	Companhia de Concessoes Rodoviarias (Transportation infrastructure)	89,600	865
	Gol-Linhas Aereas Inteligentes S.A. - ADR (Airlines)	38,300	1,316
	Localiza Rent a Car S.A. (Road & rail)	18,900	392
	Natura Cosmeticos S.A. (Personal products)	100,000	1,228

			3,801

	Chile - 0.5%
	Cencosud S.A. -ADR 144A (Specialty retail)	35,000	1,358

	Columbia - 0.4%
	Bancolumbia S.A. -ADR (Banking)	39,300	1,124

	Mexico - 2.9%
	America Movil S.A. (Wireless telecommunications services)	1,809,200	3,571
	Walmart de Mexico (Food & Staples retailing)	1,125,100	3,827

			7,398

	Canada- 3.7%
	Cameco Corporation (Metals and mining)	60,200	$2,194
	Manulife Financial Corporation (Insurance)	124,400	4,006
	Shoppers Drug Mart Corporation (Food & staples retailing)	27,900	1,140
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	30,800	2,210

			9,550

	Emerging Europe, Mid-East, Africa - 1.5%
	Isreal - 1.0%
	Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	74,300	2,533

	South Africa - 0.5%
	Naspers Ltd. (Media)	25,800	396
	Sasol ASA (Oil, gas & consumable fuels)	25,899	851

			1,247

	Total Common Stock -- 98.4% (cost $224,212)		254,837

	Preferred Stocks
	Brazil - 1.0%
	Banco Itau S.A. (Banking)	52,900	1,584
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	59,100	1,102

			2,686

	Total Preferred Stocks - 1.0% (cost $1,987)		2,686

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,145,608	1,146

	Total Investment in Affiliate - 0.5% (cost $1,146)		1,146

	Short-Term Investments
	American Express Demand Note, VRN, 5.173%, due 10/02/06	$593,000	593

	Prudential Funding Demand Note, VRN, 5.305%, due 10/02/06	772,000	772

	Total Short-Term Investments - 0.5% (cost $1,365)		1,365

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $275, collateralized by SBA Pool #503739	$261,838	262

	Total Repurchase Agreement - 0.1% (Cost $262)		262

	Total Investments - 100.5% (cost $228,972)		260,296
	Liabilities plus cash and other assets - (0.5%)		(1,307)

	Net assets - 100.0%		$258,989

*	Non-income producing securities

ADR = American Depository Receipt

VRN= Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

At September 30, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	30.9%
Consumer Staples	14.0%
Consumer Discretionary	13.7%
Information Technology	11.4%
Healthcare	9.6%
Industrials and Services	8.3%
Energy	7.8%
Telecommunication Services	2.0%
Utilities	1.7%
Materials	0.6%

100.0%

At September 30, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	28.2%
British Pound Sterling	20.3%
Japanese Yen	13.6%
Swiss Franc	8.9%
Hong Kong Dollar	4.2%
Canadian Dollar	3.7%
Indian Rupee	3.6%
United States Dollar	3.4%
Mexico Nuevo Peso	2.9%
Taiwan Dollar	2.4%
Brazilian Real	2.0%
Singapore Dollar	1.7%
Australian Dollar	1.6%
Swedish Krona	1.4%
Other Currencies	2.1%

100.0%

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 28.0%

	France - 2.3%
	April Group S.A. (Insurance)	57,140	$2,459
*	Orpea (Heath care providers & services)	24,300	1,844

			4,303

	Germany - 7.8%
	Bijou Brigitte (Apparel & luxury goods)	6,800	1,749
	CTS Eventim (Media)	57,900	1,886
*	Q-Cells AG (Electrical equipment)	72,480	2,961
*	Qiagen NV (Lifesciences tools & services)	187,160	2,929
	Rational AG (Household durables)	9,500	1,823
	Solarworld AG (Electrical equipment)	55,600	3,045

			14,393

	Ireland - 5.7%
	IAWS Group plc (Food products)	176,540	3,279
	Kingspan Group plc (Building products)	228,090	4,700
	United Drug plc (Heath care providers & services)	577,980	2,570

			10,549

	Italy - 4.4%
	Amplifon SpA (Heath care providers & services)	191,100	1,507
	Azimut Holdings SpA (Capital markets)	162,800	1,859
	Credito Emiliano SpA (Banking)	138,700	1,968
	Tod’s SpA (Apparel & luxury goods)	34,950	2,763

			8,097

	Spain - 1.7%
*	Grifols S.A. (Biotechnolgy)	299,500	3,035

	Sweden - 3.4%
*	Modern Times Group (Media)	86,100	4,456
*	Tradedoubler AB (Internet software & services)	90,700	1,763

			6,219

	Switzerland - 2.7%
*	EFG International (Capital markets)	91,700	3,011
*	Partners Group (Capital markets)	23,150	1,988

			4,999

	Japan - 20.7%
	Aeon Mall Co., Ltd. (Real estate management & development)	69,600	3,684
	Chiyoda Corp. (Construction & engineering)	127,000	2,489
	Honeys Company, Ltd. (Specialty retail)	33,500	1,714
	ITO EN, Ltd. (Beverages)	49,500	1,705
	Joint Corporation (Real estate management & development)	94,820	3,252
*	K.K. DaVinci Advisors (Real estate management & development)	3,444	3,304
	Kenedix, Inc. (Real estate management & development)	550	3,076
	MISUMI Group, Inc. (Trading companies & distributors)	131,200	2,248
	Nakanishi Inc. (Health care equipment & supplies)	21,900	2,885
	Nitori Company Ltd. (Specialty retail)	51,100	2,311
	Park 24 Co., Ltd. (Commercial services & supplies)	87,700	2,884
	Ryohin Keikaku Co. Ltd. (Multiline retail)	32,600	2,308
	Sparx Asset Management Co. Ltd. (Capital markets)	3,230	2,988
	Suruga Bank (Banking)	254,000	3,175

			38,023

	United Kingdom - 14.8%
	Accident Exchange Group plc (Commercial services & supplies)	288,500	1,831
*	Ceres Power Holdings plc (Electrical equipment)	330,700	1,531
*	CSR plc (Communications equipment)	164,230	2,591
	Homeserve plc (Commercial services & supplies)	86,380	2,687
	Mears Group plc (Construction & engineering)	359,800	1,812
	Michael Page International (Commercial services & supplies)	548,920	3,951
	Rotork plc (Electronic equipement & instruments)	141,200	2,030
	RPS Group plc (Commercial services & supplies)	386,300	1,654
	Serco Group plc (Commercial services & supplies)	545,340	3,839
	Ultra Electronic Holdings plc (Aerospace & defense)	98,200	1,934
	Victrex plc (Chemicals)	112,900	1,674
	VT Group plc (Aerospace & defense)	195,400	1,770

			27,304

	Emerging Asia - 10.1%
	China - 5.0%
	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	53,720	2,415
*	Focus Media Holdings - ADR (Media)	41,700	2,415
	Li Ning Co. Ltd. (Leisure equipment and products)	1,464,873	1,671
	Ports Design Limited (Apparel and luxury goods)	592,500	912
*	Suntech Power Holdings Co. Ltd - ADR (Electrical equipment)	67,900	1,754

			9,167

	India - 2.3%
	Financial Technologies, Ltd. (Diversified financial services)	49,500	1,860
*	Inox Leisure, Ltd. (Media)	319,000	1,050
	Pantaloon Retail India, Ltd. (Multiline retail)	31,170	1,278

			4,188

See accompanying Notes to Portfolios of Investments.

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Emerging Asia - 10.1% - (continued)

	Malaysia - 0.4%
	Transmile Group Bhd (Air freight & logistics)	231,000	727

	South Korea - 0.5%
	Hana Tour Service Inc. (Hotels, restaurants & leisure)	12,500	885

	Taiwan - 1.9%
	Largan Precision Company, Ltd.(Leisure equipment & products)	171,300	3,505

	Asia - 8.7%
	Australia - 5.9%
	Allco Finance Group Limited (Capital markets)	375,020	2,974
	Seek Limited (Commercial services & supplies)	674,780	2,537
	United Group, Ltd. (Construction & engineering)	242,370	2,564
	WorleyParsons, Ltd. (Energy equipment & supplies)	222,020	2,783

			10,858

	Singapore - 2.8%
	Goodpack Ltd. (Air freight and logistics)	1,489,000	1,610
	Osim International Ltd. (Specialty retail)	1,597,400	1,890
	Raffles Education Corp. Ltd. (Diversifed consumer services)	1,062,000	1,698

			5,198

	Emerging Latin America - 5.7%

	Brazil - 4.7%
	Cyrela Brazil Realty S.A. (Household durables)	212,200	3,610
	Submarino S.A.(Internet & catalog retail)	118,900	2,313
*	Totvs S.A. ( Software)	145,400	2,745

			8,668

	Mexico - 1.0%
*	Urbi Desarrollos Urbanos S.A. (Household durables)	661,100	1,861

	Emerging Europe, Mid-East, Africa - 2.7%

	Czech Republic - 1.1%
*	Central European Media Enterprises Ltd., Class “A” (Media) +	29,000	1,945

	Russia - 0.9%
*	CTC Media, Inc. (Media) +	77,238	1,723

	South Africa - 0.7%
*	Aspen Pharmacare (Pharmaceuticals)	305,800	1,367

	Canada - 1.9%
*	Gildan Activewear, Inc. (Apparel and luxury goods)	34,900	1,697
	Richie Bros. Auctioneers Incorporated + (Commercial services & supplies)	32,300	1,731

			3,428

	Total Common Stock — 92.6% (cost $160,328)		170,442

	Investment in Affiliate
	William Blair Ready Reserves Fund	224,522	225

	Total Investment in Affiliate - 0.1% (cost $225)
	Short-Term Investments
	American Express Demand Note, VRN 5.173%, due 10/2/06	$1,382,000	1,382

	Prudential Funding Demand Note, VRN 5.305%, due 10/2/06	1,297,000	1,297

	Total Short-term Investments - 1.5% (cost $2,679)		2,679

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $5,454, collateralized by SBA Pool # 505976	$5,194,453	5,194

	Total Repurchase Agreement - 2.8% (cost $5,194)		5,194

	Total Investments - 97.0% (cost $168,426)		178,540
	Cash and other assets, less liabilities - 3.0%		5,484

	Net assets - 100.0%		$184,024

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

+	= U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

At September 30, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	33.7%
Industrials and Services	28.0%
Financials	19.0%
Healthcare	9.5%
Information Technology	4.3%
Consumer Staples	2.9%
Energy	1.6%
Materials	1.0%

100.0%

At September 30, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	23.7%
Japanese Yen	22.3%
British Pound Sterling	16.0%
United States Dollar	7.0%
Australian Dollar	6.4%
Brazilian Real	5.1%
Swedish Krona	3.7%
Signapore Dollar	3.1%
Swiss Franc	2.9%
Indian Rupee	2.5%
New Taiwan Dollar	2.1%
Hong Kong Dollar	1.5%
Mexican Neuvo Peso	1.1%
Canadian Dollar	1.0%
All other currencies	1.6%

100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 55.6%

	China - 17.8%
	China Life Insurance Co. (Insurance)	9,869,100	$19,282
	China Mengniu Dairy Co. Ltd. (Food products)	5,946,000	9,955
	China Vanke Company Ltd. (Real estate management/development)	11,423,500	12,022
	Ctrip.com International Ltd. - ADR (Hotels, restaurants, and leisure)	123,100	5,533
*	Focus Media Holding Ltd. - ADR (Media)	101,600	5,885
*	Foxconn International (Communications Equipment)	5,253,000	16,157
	Fu Ji Food and Catering Services Holdings Ltd (Hotels, restaurants, and leisure)	1,542,000	2,577
	Hopson Development Holdings Ltd. (Real estate management)	1,312,000	2,646
	Lee and Man Paper Manufacturing Ltd. (Containers and packaging)	5,014,000	9,396
	Li Ning Co. Ltd (Leisure equipment and products)	5,884,000	6,713
	Parkson Retail Group Ltd. (Multiline retail)	1,882,400	6,964
	Ports Design Ltd. (Apparel and luxury goods)	1,921,500	2,958
*	Suntech Power Holdings Co. Ltd - ADR (Electrical equipment)	214,700	5,546
	Wumart Stores, Inc., Class “H” (Food and staples retailing)	1,974,000	6,839

			112,473

	India - 19.6%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	381,500	19,886
*	Bharti Airtel Ltd. (Wireless telecommunication services)	1,869,700	19,114
	Dabur India Ltd. (Personal products)	951,500	2,830
	Financial Technologies, Ltd. (Diversified financial services)	88,210	3,314
	HDFC Bank (Banking)	170,900	3,435
	Hindustan Lever Ltd. (Household products)	2,227,300	12,480
	Housing Development Finance Corp. (Thrifts and mortgage finance)	105,600	3,521
	Infosys Technologies, Ltd. (IT services)	488,000	19,650
*	Inox Leisure Ltd. (Media)	1,036,600	3,411
	Maruti Udyog Ltd. (Automobiles)	506,500	10,803
	Pantaloon Retail India Ltd. (Multiline retail)	73,400	3,010
	Shopper’s Stop Ltd. (Multiline retail)	274,500	3,454
	Suzlon Energy Ltd. (Electrical equipment)	506,500	13,619
	Vedanta Resources Plc (Metals and mining)	246,200	5,360

			123,887

	Indonesia - 1.5%
	PT Bank Rakyat Indonesia (Banking)	12,361,500	6,551
*	PT Kalbe Farma Tbk (Pharmaceuticals)	19,186,000	2,743

			9,294

	Malaysia - 1.6%
	Bumiputra Commerce Holding Bhd (Banking)	3,141,000	5,659
	Transmile Group Bhd (Air freight and logisitics)	1,494,300	4,702

			10,361

	South Korea - 6.1%
	Hana Tour Service (Hotels, restaurants, and leisure)	44,000	3,115
	Kookmin Bank (Banking)	64,700	5,067
*	NHN Corporation (Internet software and services)	49,500	5,184
	Samsung Electronics Co. (Semiconductors)	28,060	19,672
	Shinsegae Co. Ltd. (Food and staples retailing)	11,070	5,730

			38,768

	Taiwan - 9.0%
	High Tech Computer Corporation (Computers)	497,800	$13,160
	Hon Hai Precision Industry (Electronic equipment and instruments)	2,953,528	17,976
*	Himax Technologies, Inc. - ADR (Semiconductors)	1,440,300	8,224
	Largan Precision Co. Ltd. (Leisure equipment and products)	574,550	11,755
	Mediatek Inc. (Semiconductors)	627,040	5,938

			57,053

	Emerging Latin America - 26.5%

	Brazil - 10.3%
	Companhia de Concessoes Rodoviarias (Transportation infrastructure)	327,300	3,161
	Cyrela Brazil Realty S.A. (Household durables)	845,200	14,379
*	Diagnosticos da America S.A. (Health care providers and services)	64,100	1,203
	Gol Linhas Aereas Int S.P - ADR (Airlines)	348,600	11,974
	Localiza Rent a Car S.A. (Road and rail)	580,200	12,035
	Lojas Renner S.A. (Multiline retail)	60,000	3,477
	Natura Cosmeticos S.A. (Personal products)	527,600	6,479
	Submarino S.A. (Internet and catalog retail)	293,500	5,710
*	Totvs S.A. (Software)	343,000	6,476

			64,894

	Chile - 3.4%
*	Cencosud S.A. -ADR 144A (Specialty retail)	274,300	10,641
	S.A.C.I. Falabella S.A. (Multiline retail)	3,536,694	10,906

			21,547

	Columbia - 1.8%
	Bancolombia S.A. - ADR (Banking)	408,600	$11,686

	Mexico - 9.8%
	America Movil S.A. (Wireless telecommunication services)	9,632,100	19,012
*	Corporacion Geo Sa De Cv (Household durables)	1,597,900	6,722
*	Desarrolladora Homex S.A. de C.V. - ADR (Household durables)	155,400	5,868
	Grupo Aeropuertario Del ADR (Transportation infrastructure)	177,100	6,021
*	Urbi Desarrollos Urbanos S.A. (Household durables)	2,322,900	6,539
	Walmart de Mexico (Food and staples retailing)	5,240,600	17,828

			61,990

	Panama - 1.2%
	Copa Holdings S.A., Class “A” (Airlines)+	219,200	7,525

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, June 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Emerging Europe, Mid-East, Africa - 9.9%
	Czech Republic - 1.0%
*	Central European Media Enterprises Ltd., Class “A” (Media)+	94,600	6,343

	Israel - 0.7%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	138,100	4,708

	Russia - 3.9%
*	CTC Media, Inc. (Media)+	320,145	7,139
*	Magnit - CLS (Multiline retail)+	94,000	3,088
	Novatek OAO - GDR 144A (Oil, gas, and consumable fuels)	286,300	14,243

			24,470

	South Africa - 3.1%
*	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	966,700	4,321
	BHP Billiton Plc (Metals and mining)	305,500	5,238
	Naspers Ltd. (Media)	300,190	4,610
	Sasol Ltd. (Oil, gas, and consumable fuels)	156,900	5,157

			19,326

	Turkey - 1.2%
	Bim Birlesik Magazalar A.S. (Food and staples retailing)	198,100	7,456

	Europe - 0.8%
	United Kingdom - 0.8%
*	Cairn Energy plc (Oil, gas, and consumable fuels)	151,600	5,295

	Total Common Stock - 92.8% (cost $505,827)	587,076	587076

	Preferred Stock
	Brazil - 4.5%
	Banco Itau Holding (Banking)	611,300	18,303
	Petroleo Brasileiro S.A. (Oil, gas and consumable fuels)	562,100	10,480

	Total Preferred Stock - 4.5% (cost $25,532)		28,783

	Investment in Affiliate
	William Blair Ready Reserves Fund	2,241,675	2,242

	Total Investment in Affiliate - 0.4% (cost $2,242)		2,242

	Short-Term Investments
	American Express Demand Note, VRN 5.175% due 10/2/06	$300,000	300
	Prudential Funding Demand Note, VRN 5.305% due 10/2/06	3,340,000	3,340

	Total Short-Term Investments - 0.6% (cost $3,640)		3,640

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $10,755, collateralized by FN, Pool# 759255	$10,242,470	10,242
	Total Repurchase Agreement - 1.6% (cost $10,242)		10,242

	Total Investments - 99.9% (cost $547,483)		631,983
	Cash and other assets, less liabilities - 0.1%		837

	Net assets - 100.0%		$632,820

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

+	= U.S. listed Foreign Security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

At September 30, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	24.6%
Information Technology	18.3%
Finance	14.9%
Industrials	13.7%
Consumer Staples	11.3%
Telecommunication Services	6.2%
Energy	5.7%
Materials	3.2%
Health Care	2.1%

100.0%

At September 30, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Indian Rupee	19.3%
United States Dollar	18.6%
Hong Kong Dollar	15.5%
Brazilian Real	13.3%
Mexico Nuevo Peso	8.1%
Taiwan Dollar	7.9%
South Korean Won	6.3%
South African Rand	3.1%
Chilean Peso	1.8%
British Pound Sterling	1.7%
Malaysian Ringgit	1.7%
Indonesian Rupiah	1.5%
Turkish Lira	1.2%

100.0%

See accompanying Notes to Portfolio of Investments.

Value Discovery Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 32.5%
*	Argonaut Group, Inc.	58,320	$1,810
	Astoria Financial Corporation	34,905	1,076
	Chittenden Corporation	37,865	1,086
	Citizens Banking Corporation	75,730	1,989
	Cogdell Spencer, Inc.	70,715	1,467
*	Community Bancorp	43,340	1,322
*	CompuCredit Corporation	46,000	1,390
	Donegal Group, Inc., Class “A”	57,336	1,159
	Equity Inns, Inc.	154,179	2,455
	First Midwest Bancorp Incorporated	60,900	2,307
	FirstMerit Corporation	84,935	1,968
	Jones Lang LaSalle, Inc	19,090	1,632
	Kite Realty Group Trust	95,050	1,620
	Mid-American Apartment Communities, Inc.	26,465	1,620
	Midwest Banc Holdings, Inc.	103,177	2,519
*	RAM Holdings, Ltd. +	127,140	1,653
*	Trammell Crow Company	38,770	1,415
	Umpqua Holdings Corporation	83,030	2,375
*	Western Alliance Bancorp	32,700	1,076
	Winston Hotels, Inc.	151,610	1,868

			33,807

	Consumer Discretionary - 17.3%
*	Aeropostale, Inc.	43,540	1,273
*	AFC Enterprises, Inc.	95,050	1,373
	Ameristar Casinos, Inc.	55,660	1,208
	BorgWarner, Inc.	20,150	1,152
*	Casual Male Retail Group, Inc.	87,920	1,207
*	Charming Shoppes, Inc.	89,980	1,285
	Christopher & Banks Corporation	43,995	1,297
	Entercom Communications Corporation	44,485	1,121
*	Interface Incorporated, Class “A”	227,880	2,935
*	Rent A Center, Inc.	44,374	1,300
	Ruby Tuesday, Inc.	48,360	1,363
	Wolverine World Wide, Inc.	89,485	2,533

			18,047

	Information Technology - 15.5%
	Adtran Incorporated	48,660	1,160
*	Anixter International, Inc.	32,700	1,847
*	Bisys Group, Inc.	124,090	1,348
*	Entegris, Inc.	187,665	2,048
*	Mastec Incorporated	103,180	1,142
*	MICROS Systems, Inc.	33,230	1,626
*	Parametric Technology Corporation	121,430	2,120
*	Progress Software Corporation	45,245	1,176
*	Semitool, Inc.	183,404	1,896
*	Sybase, Inc.	74,055	1,795

			16,158

	Industrials - 12.1%
	Acuity Brands, Inc.	46,455	2,109
*	EMCOR Group, Inc.	29,130	1,598
*	Esco Technologies, Inc.	22,175	1,021
*	Genlyte Group, Inc.	15,885	1,131
*	Labor Ready, Inc.	70,715	1,126
*	Saia, Inc.	34,300	1,118
	Tal International Group, Inc.	60,975	1,293
*	Teletech Holdings, Inc.	76,640	1,198
	Watsco, Inc.	43,640	2,008

			12,602

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Materials - 6.4%
	Arch Chemicals, Inc.	49,045	$1,395
	Silgan Holdings, Inc.	45,700	1,717
	Spartech Corporation	73,220	1,960
	Texas Industries, Inc.	29,660	1,544

			6,616

	Energy - 4.8%
*	Forest Oil Corporation	35,130	1,110
*	Goodrich Petroleum Corporation	40,675	1,225
*	Petrohawk Energy Corporation	99,313	1,031
	RPC, Inc.	49,885	914
	St. Mary Land & Exploration Company	19,570	718

			4,998

	Utilities - 4.4%
	Avista Corp	48,660	1,152
	Cleco Corporation	44,025	1,111
	Northwest Natural Gas Company	28,510	1,120
	South Jersey Industries, Inc.	38,400	1,149

			4,532

	Health Care - 4.2%
*	Magellan Health Services	34,065	1,451
*	Pediatrix Medical Group	30,265	1,380
	Vital Signs, Inc.	26,690	1,511

			4,342

	Consumer Staples - 2.2%
*	Playtex Products, Inc.	170,365	2,283

	Total Common Stock - 99.4% (cost $95,303)		103,385

	Investment in Affiliate
	William Blair Ready Reserves Fund	870,582	871

	Total Investment in Affiliate - 0.8% (cost $871)		871

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.305%, due 10/2/06	$500,000	500

	Total Short-Term Investment - 0.5% (cost $500)		500

	Total Investments - 100.7% (cost $96,674)		104,756
	Liabilities, plus cash and other assets - (0.7)%		(729)

	Net assets - 100.0%		$104,027

*	Non-income producing

+ =U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2006 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 50.8%

U.S. Treasury - 4.8%
U.S. Treasury Note, 6.500%, due 2/15/10	$12,000	$12,696
U.S. Treasury Note, 4.750%, due 5/15/14	2,000	2,017

Total U.S. Treasury Obligations	14,000	14,713

Government National Mortgage Association (GNMA)- 1.8%
#780405, 9.500%, due 11/15/17	642	685
#589335, 6.500%, due 10/15/22	2,113	2,167
#357322, 7.000%, due 9/15/23	173	179
#616250, 6.000%, due 2/15/24	1,594	1,617
#2002-48, Tranche 0B, 6.000%, due 5/16/30	755	757

Total Government National Mortage Association	5,277	5,405

Small Business Administration - 0.0%
Receipt for Multiple Originator Fees, #3, 0.821%, due 11/01/08 (Interest Only) WAC	—	22

Federal Home Loan Mortgage Corp. (FHLMC) - 19.2%
#1417, Tranche SA, 11.720%, due 11/15/07, VRN	397	400
#G10067, 7.000%, due 1/1/08	211	212
#G10147, 8.500%, due 2/1/08	27	27
#1601, Tranche PJ, 6.000%, due 10/15/08, VRN	943	943
#1612, Tranche SE, 8.100%, due 11/15/08, VRN	481	492
#G90028, 7.000%, due 5/17/09	280	281
#E80050, 6.000%, due 10/1/09	494	494
#G90019, 7.500%, due 12/17/09	354	357
7.000%, due 3/15/10	5,950	6,336
#E65418, 7.000%, due 8/1/10	225	226
#G10457, 7.000%, due 2/1/11	425	432
#E00436, 7.000%, due 6/1/11	422	430
#G10708, 6.500%, due 8/1/12	247	252
#E91999, 5.000%, due 10/1/12	1,018	1,012
#G11218, 7.000%, due 10/1/12	111	113
#E96147, 5.000%, due 5/1/13	1,333	1,325
#E95846, 4.500%, due 5/1/13	1,246	1,220
#G10839, 5.500%, due 10/1/13	1,229	1,234
#E72924, 7.000%, due 10/1/13	1,105	1,130
#E00639, 5.000%, due 3/1/14	1,758	1,737
#J02572, 7.500%, due 6/1/14	1,943	2,005
#E81697, 8.000%, due 5/1/15	2,377	2,505
#E81703, 7.000%, due 5/1/15	955	981
#E81908, 8.500%, due 12/1/15	121	128
#G11688, 7.000%, due 2/1/16	772	792
#J02184, 8.000%, due 4/1/16	1,818	1,908
#G12258, 6.000%, due 8/15/16	2,725	2,765
#G90022, 8.000%, due 9/17/16	688	721
#G11702, 7.500%, due 12/1/16	760	787
#G11486, 7.500%, due 4/1/17	957	991
#E90398, 7.000%, due 5/1/17	1,313	1,346
#M30028, 5.500%, due 5/1/17	343	348
#G11549, 7.000%, due 7/1/17	788	809
#G90027, 6.000%, due 11/17/17	1,300	1,316
#G11756, 7.000%, due 12/1/17	1,410	1,437
#G11725, 5.500%, due 11/1/18	2,204	2,208
#G30254, 6.500%, due 5/1/19	2,593	2,668
#G30255, 7.000%, due 7/1/21	944	978
#G30268, 7.000%, due 7/1/21	1,883	1,947
#J02986, 6.500%, due 7/1/21	2,802	2,859
#G30239, 7.000%, due 8/1/21	1,697	1,756
#C67537, 9.500%, due 8/1/21	210	224
#G30243, 6.000%, due 12/1/21	1,869	1,900
#D95621, 6.500%, due 7/1/22	$3,150	$3,234
#G02183, 6.500%, due 3/1/30	2,033	2,084
#A45790, 7.500%, due 5/1/35	1,093	1,132

Total FHLMC Mortgage Obligations	57,004	58,482

Federal National Mortgage Association (FNMA) - 25.0%
#545560, 8.000%, due 5/1/07	145	146
#1992-192, Tranche SC, 6.390%, due 11/25/07, VRN	176	177
#93-196, Tranche SA, 10.600%, due 10/25/08, VRN	335	350
#1993-221, Tranche SG, 3.624%, due 12/25/08, VRN	264	261
#765396, 5.500%, due 1/1/09	228	228
#695512, 8.000%, due 9/1/10	399	408
#725479, 8.500%, due 10/1/10	694	710
#255056, 5.000%, due 12/1/10	1,783	1,771
6.250%, due 2/1/11	6,775	7,084
#313816, 6.000%, due 4/1/11	503	506
#577393, 10.000%, due 6/1/11	227	242
#577395, 10.000%, due 8/1/11	851	912
#254705, 5.500%, due 3/1/13	1,731	1,737
#254788, 6.500%, due 4/1/13	632	647
#725315, 8.000%, due 5/1/13	725	754
#190539, 6.000%, due 1/1/14	458	465
#806463, 7.000%, due 3/1/14	740	761
#593561, 9.500%, due 8/1/14	395	423
#567027, 7.000%, due 9/1/14	1,770	1,823
#567026, 6.500%, due 10/1/14	1,663	1,701
#458124, 7.000%, due 12/15/14	433	443
#576554, 8.000%, due 1/1/16	1,711	1,799
#745459, 7.000%, due 2/1/15	997	1,025
#598453, 7.000%, due 6/1/15	426	432
#576553, 8.000%, due 2/1/16	2,644	2,800
#555747, 8.000%, due 5/1/16	541	562
#735569, 8.000%, due 10/1/16	2,731	2,840
#725410, 7.500%, due 4/1/17	1,699	1,761
#643217, 6.500%, due 6/1/17	384	393
#679247, 7.000%, due 8/1/17	2,134	2,211
#682075, 5.500%, due 11/1/17	1,107	1,110
#662925, 6.000%, due 12/1/17	1,587	1,615
#251960, 6.000%, due 9/1/18	629	640
#740847, 6.000%, due 10/1/18	1,410	1,432
#852864, 7.000%, due 7/1/20	3,636	3,736
#458147, 10.000%, due 8/15/20	1,021	1,139
#835563, 7.000%, due 10/1/20	1,396	1,446
#893325, 7.000%, due 9/1/21	3,489	3,581
#735367, 6.000%, due 3/1/22	2,650	2,692
#735574, 8.000%, due 3/1/22	1,036	1,099
#735104, 7.000%, due 5/1/22	2,706	2,804
#725927, 7.000%, due 8/1/22	2,133	2,208
#679253, 6.000%, 10/1/22	2,042	2,074
#735137, 6.500%, due 11/1/22	1,380	1,420
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN	11	14
#254797, 5.000%, due 6/1/23	2,590	2,520
#745633, 6.500%, due 7/1/24	3,200	3,286
#806458, 8.000%, due 6/1/28	1,504	1,591
#880155, 8.500%, due 7/1/29	1,743	1,873
#797846, 7.000%, due 3/1/32	2,119	2,179
#745519, 8.500%, due 5/1/32	1,231	1,322
#654674, 6.500%, due 9/1/32	348	356
#733897, 6.500%, due 12/1/32	546	560

Total FNMA Mortgage Obligations	73,708	76,069

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2006 (all amounts in thousands) (unaudited)

	NRSRO Rating	Principal Amount	Value
Collateralized Mortgage Obligations - 24.4%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	1,795	1,748
ABFS, 2002-2, Tranche A6,
5.850%, due 3/15/19	AAA	806	805
RALI, 2004-QS16, Tranche 2M1,
5.000%, due 12/25/19	AA	1,698	1,654
RALI, 2004-QS16, Tranche 2M3,
5.000%, due 12/25/19	BBB	287	270
RALI, 2005-QS14, Tranche 1M1,
5.250%, due 9/25/20	AA	994	976
RALI, 2005-QS14, Tranche 1M2,
5.250%, due 9/25/20	A	313	302
RALI, 2006-QS2, Tranche 2M1,
5.500%, due 2/25/21	AA	1,096	1,087
RALI, 2006-QS2, Tranche 2M2,
5.500%, due 2/25/21	A	512	501
RALI, 2006-QS6, Tranche 2M1,
6.000%, due 6/25/21	AA	534	541
RALI, 2006-QS6, Tranche 2M2,
6.000%, due 6/25/21	A	422	421
First Plus, 1997-4, Tranche M1,
7.640%, due 9/11/23	AA	1,858	1,890
First Plus, 1997-4, Tranche M2,
7.830%, due 9/11/23	A	392	395
First Plus, 1997-4, Tranche A8,
7.810%, due 9/11/23	AAA	232	240
First Plus, 1998-2, Tranche M2,
8.010%, due 5/10/24	A	237	239
First Plus, 1998-3, Tranche M2,
7.920%, due 5/10/24, VRN	A	652	660
Bear Stearns ABS, 2001-A, Tranche M1,
7.540%, due 2/15/31	AA	1,482	1,487
Delta Funding Home Equity Loan Trust, 2000-4, Tranche M1,
7.150%, due 2/15/31	AA	2,591	2,585
Structured Asset Securities Corp., 2005-SC1, Tranche 1A2,
10.108%, due 5/25/31, VRN*	AAA	2,451	2,632
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	1,216	1,230
Conseco Finance, 2001-B, Tranche 1M1
7.272%, due 6/15/32	AA	893	897
Security National Mortgage Loan Trust, 2004-1A, Tranche M2,
6.750%, due 06/25/32*	A	1,600	1,616
Structured Assets Security Corporation, 2002-13, Tranche B1,
6.750%, due 7/25/32, VRN	AAA	2,660	2,660
Structured Assets Security Corporation, 2002-17, Tranche B3,
6.087%, due 9/25/32, VRN	A	1,863	1,847
LSSCO, 2004-2, Tranche M1,
6.251%, due 2/28/33, VRN*	AA	1,248	1,245
LSSCO, 2004-2, Tranche M2,
6.251%, due 2/28/33, VRN*	A	957	950
ABFS, 2002-2, Tranche A-7,
5.215%, due 7/15/33, VRN	AAA	112	112
ABFS, 2002-3, Tranche M1,
5.402%, due 9/15/33, VRN	AA	1,500	1,488
Residential Asset Mortgage Prouducts, 2003-RS9, Tranche MI1,
5.800%, due 10/25/33	AA	310	307
Residential Asset Mortgage Prouducts, 2003-RS9, Tranche MI2,
6.300%, due 10/25/33	A	2,200	2,194
ACE, 2004-SD1, Tranche M3,
8.080%, due 11/25/33, VRN	BBB	2,099	2,052
Residential Asset Mortgage Products, 2003-RS11, Tranche MI1,
5.597%, due 12/25/33	AA	2,400	2,391
Deutsche Mortgage Securites, Inc., 2004-2, Tranche M1,
5.090%, due 1/25/34	AA	$2,055	$2,029
GRP Real Estate Asset Trust, 2004-2, Tranche A,
4.210%, due 7/25/34*	A	173	173
FHASI, 2004-AR4, Tranche 3A1,
4.584%, due 8/25/34, VRN	AAA	1,562	1,539
RAAC, 2005-SP1, Tranche M1,
5.505%, due 9/25/34, VRN	AA	2,603	2,527
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34*	A	2,200	2,138
GRP Real Estate Asset Trust, 2005-1 Tranche A,
4.850%, due 1/25/35*	A	556	551
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	1,475	1,464
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,
7.450%, due 2/25/35*	BBB	950	929
ACE, 2005-SL1, Tranche M6,
6.360%, due 6/25/35	BBB	1,843	1,824
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B,
6.500%, due 6/25/35	AAA	3,435	3,444
SACO, 2005-WM2, Tranche B2,
6.500%, due 7/25/35	BBB	3,017	2,971
ACE, 2006-SL2, Tranche M6A,
6.530%, due 1/25/36	A-	2,355	2,370
Security National Mortgage Loan Trust, 2005-2A, Tranche B1,
7.750%, due 2/25/36*	BBB	1,550	1,505
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,
7.321%, due 2/25/36*	A	2,075	2,054
ACE, 2006-SL4, Tranche M6,
6.500%, due 9/25/36	A	2,100	2,109
Security National Mortgage Loan Trust, 2006-1A, Tranche M2,
7.500%, due 9/25/36*	A	2,195	2,185
Security National Mortgage Loan Trust, 2006-2A, Tranche M2,
7.500%, due 10/25/36*	A	600	598
Blackrock Capital Finance, 1997-R1 WAC,
7.539%, due 3/25/37, VRN*	AAA	385	371
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,
7.660%, due 7/25/37*	AAA	2,638	2,755
ACE, 2005-SN1, Tranche M1,
5.520%, due 11/25/39, VRN	AA+	1,075	1,059
ACE, 2005-SN1, Tranche M2,
5.770%, due 11/25/39, VRN	A+	625	617
ACE, 2005-SD3, Tranche M2,
7.080%, due 8/25/45, VRN	A+	1,895	1,909

Total Collateralized Mortgage Obligations		74,772	74,543

Corporate Obligations - 24.4%
Applied Materials, Inc.,
6.750%, due 10/15/07	A-	1,875	1,897
DaimlerChrysler NA Holdings,
4.750%, due 1/15/08	BBB	2,675	2,649
Philips Petroleum,
8.750%, due 5/25/10	A-	3,600	4,020
Residential Capital Corporation,
6.375%, due 6/30/10	BBB-	3,000	3,035
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	2,450	2,677
Boeing Capital Corporation,
7.375%, due 9/27/10	A	2,549	2,748
Goldman Sachs Group, Inc.,
6.600%, due 1/15/12	A+	3,050	3,218
Lehman Brothers Holdings, Inc.
6.625%, due 1/18/12	A+	2,650	2,810
National Rural Utility Cooperative,
7.250%, due 3/1/12	A	3,025	3,307
Valero Energy Corporation,
6.875%, due 4/15/12	BBB	2,065	2,198

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2006 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
General Electric Capital Corporation,
6.000%, due 6/15/12	AAA	$2,650	$2,753
Citigroup, Inc.,
5.625%, due 8/27/12	A+	2,675	2,724
SLM Corporation,
5.125%, due 8/27/12	A	2,050	2,021
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB-	2,425	2,584
Kroger Company,
5.500%, due 2/1/13	BBB	3,000	2,957
Ohio Power Company,
5.500%, due 2/15/13	A3	1,900	1,900
American Movil SA,
5.500%, due 3/1/14	A3	3,000	2,919
Bank of America Corporation,
5.375%, due 6/15/14	AA-	2,325	2,335
SBC Communications, Inc.,
5.100%, due 9/15/14	A	2,500	2,415
Codelco, Inc. - 144A,
4.750%, due 10/15/14*	A	2,815	2,656
United Technologies Corporation,
4.875%, due 5/1/15	A+	$2,725	$2,643
Fortune Brands, Inc.,
5.375%, due 1/15/16	BBB	3,060	2,919
Johnson Controls, Inc.,
5.500%, due 1/15/16	A-	2,925	2,858
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	3,000	3,044
Sabmiller PLC,
6.500%, due 7/1/16	BBB+	3,100	3,238
Western Union Co.,
5.930%, due 10/1/16	A-	2,900	2,924
Ras Laffan Lng II,
5.298%, due 9/30/20*	A+	3,000	2,890

Total Corporate Obligations		72,989	74,339

Total Investments - 99.6% (Cost $307,679)		297,750	303,573

Cash and other assets, less liabilities - 0.4%			1,113

Net Assets - 100%			$304,686

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 8.8% of the net assets at September 30, 2006.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2006 (all amounts in thousands) (unaudited)

Principal Amount	Issuer	Amortized Cost
Mortage Backed Securities - 1.4%
$978	Federal Home Loan Bank (FHLB),
	2.600%, 3/30/07	$987
15,990	Federal Home Loan Mortgage Corp. (FHLMC),
	4.125% - 5.375%, 2/20/07 - 6/18/07	15,994

16,968	Total Mortgage Backed Securities	16,981

Canadian Fixed Rate Notes - 1.3%
10,940	Province of Manitoba,
	4.250%, 11/20/06	10,985
2,434	Province of Ontario,
	2.650%, 12/15/06	2,471
2,058	Province of Quebec,
	7.000%, 1/30/07	2,036

15,432	Total Canadian Fixed Rate Notes	15,492

Fixed Rate Notes - 23.8%
17,493	Abbott Laboratories,
	6.400%, 12/1/06	17,325
11,393	American General Finance Corp,
	3.000% - 5.750% , 11/15/06 - 3/15/07	11,457
10,773	Berkshire Hathaway,
	3.400%, 7/2/07	10,809
1,999	B.P. Argentina
	6.750%, 2/1/07	1,985
26,342	B.P. Capital PLC,
	2.625% - 6.950%, 11/08/06 - 3/15/07	26,612
1,515	B.P. Company North America,
	6.500%, 8/1/07	1,514
26,816	Caterpillar Financial Services,
	2.500% - 3.000%, 10/3/06 - 1/30/07	26,961
11,198	Chevron Corporation,
	3.500% - 8.250%, 10/1/06 - 9/17/07	11,174
11,701	GE Capital Corp,
	2.850% - 8.750%, 11/1/06 - 8/15/07	11,699
22,233	IBM Corporation,
	2.375% - 4.875%, 10/1/06 - 11/1/06	22,392
4,761	Kimberly-Clark Corp,
	7.100%, 8/1/07	4,756
7,130	National Rural Utility Coop,
	6.500%, 3/1/07	7,126
14,413	Pfizer, Inc.
	2.500%, 3/15/07	14,586
22,907	Procter and Gamble Corporation,
	3.500% - 4.750%, 6/15/07 - 10/15/07	22,945
26,812	SLM Corporation,
	3.500% - 5.625%, 9/30/06 - 4/10/07	26,927
12,996	Toyota Motor Credit,
	2.700% - 5.650%, 1/15/07 - 1/30/07	13,005
20,796	US Bancorp,
	2.400% - 5.100%, 11/15/06 - 8/23/07	20,939
Fixed Rate Notes (Continued)
$5,039	USAA Capital Corporation,
	7.050%, 11/8/06	$4,990
11,507	Wal-Mart Stores,
	4.375%, 7/12/07	11,535
10,229	Wells Fargo Financial,
	5.125% - 6.750%, 12/1/06 - 6/15/07	10,193

278,053	Total Fixed Rate Notes	278,930

Variable Rate Notes - 14.3%
14,443	American General Finance Corp,
	5.565% - 5.580% , 11/15/06 - 4/5/07	14,439
24,430	American Honda Finance Corp,
	5.510% - 5.523% , 12/6/06 - 3/8/07	24,430
2,620	Caterpillar Financial Services,
	5.412% - 5.470%, 2/12/07 - 2/26/07	2,620
20,289	General Electric Capital Corporation,
	5.390% - 5.560%, 12/08/06 - 3/9/07	20,279
10,805	IBM Corporation,
	5.364%, 6/28/07	10,805
9,997	Paccar Financial Corporation,
	5.420%, 1/16/07	9,999
5,033	SLM Corp,
	5.605%, 1/25/07	5,032
20,005	Toyota Motor Credit,
	5.463% - 5.477%, 7/2/07 - 10/15/07	20,005
18,236	US Bank,
	5.390% - 5.445%, 1/25/07 - 9/10/07	18,233
15,992	Wal-Mart Stores,
	5.261%, 3/28/07	15,996
26,067	Wells Fargo Financial,
	5.499%, 3/23/07 - 9/28/07	26,058

167,917	Total Variable Rate Notes	167,896

Asset Backed Commercial Paper - 55.5%
50,000	Amsterdam Funding Corporation,
	5.260%, 10/5/06 - 10/24/06	49,895
40,000	Chariot Funding, L.L.C.,
	5.260%, 10/3/06 - 10/30/06	39,902
29,845	CAFCO, L.L.C.,
	5.250% - 5.260%, 10/23/06 - 11/8/06	29,719
18,600	Ciesco, L.L.C.,
	5.250% - 5.260%, 10/27/06 - 11/16/06	18,502
36,694	CRC Funding, L.L.C.,
	5.250% - 5.270%, 10/4/06 - 11/8/06	36,547
50,000	Daimler Chrysler Revolving Auto,
	5.260% - 5.270%, 10/12/06 - 11/3/06	49,835
50,000	FCAR Owner Trust,
	5.270 - 5.280%, 10/6/06 - 11/10/06	49,784
30,000	Govco, Inc.,
	5.260% - 5.360%, 10/4/06 - 10/16/06	29,963
50,000	Jupiter Securitization Co. L.L.C.,
	5.26%, 10/4/06 - 10/30/06	49,851

Portfolio of Investments, September 30, 2006 (all amounts in thousands) (unaudited)

Principal Amount		Amortized Cost
Asset Backed Commercial Paper (Continued)
$43,962	Old Line Funding,
	5.260% - 5.280%, 10/12/06 - 11/9/06	$43,818
20,000	Park Avenue Receivables,
	5.250% - 5.260%, 10/24/06 - 10/31/06	19,920
10,000	Preferred Receivables Funding,
	5.260%, 10/11/06	9,984
37,705	Ranger Funding,
	5.250% - 5.260%, 11/1/06 - 11/9/06	37,505
53,000	Sheffield Receivables,
	5.260%, 10/6/06 - 11/2/06	52,862
52,774	Thames Asset Global Securitization,
	5.260% - 5.270%, 10/10/06 - 11/2/06	52,575
40,794	Thunder Bay Funding,
	5.260% - 5.270%, 10/3/06 - 10/25/06	40,712
10,000	Variable Funding,
	5.250%, 10/13/06	9,981
30,000	Windmill Funding Corporation,
	5.260%, 10/11/06 - 10/26/06	29,918

653,374	Total Asset Backed Commercial Paper	651,273

Demand Notes - 4.0%
$19,621	American Express Corporation, VRN,
	5.175%, 10/2/06	$19,621
26,789	Prudential Funding, VRN,
	5.305%, 10/2/06	26,789

46,410	Total Demand Notes	46,410

1,178,154	Total Investments - 100.3% (Cost $1,176,982)	1,176,982

	Liabilities plus cash and other assets - (0.3)%	(3,479)

	Net assets - 100.0%	$1,173,503

	Portfolio Weighted Average Maturity	60 Days

VRN	= Variable Rate Note

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Europe - 31.7%

	Austria - 1.4%
	Erste Bank (Banking)	235,804	$14,670
	Raiffeisen Interantional Bank (Banking)	94,400	10,061

			24,731

	France - 9.2%
	April Group S.A. (Insurance)	44,700	1,924
	BNP Paribas (Banking)	241,250	25,926
	Capgemini S.A. (IT services)	235,700	12,474
	Essilor International (Health care equipment & supplies)	143,600	14,697
	Eurazeo (Diversified financial services)	71,725	8,251
	Iliad S.A. (Internet software & services)	83,500	6,000
	Klepierre (Real estate investment trusts)	42,670	6,387
	L’Oreal S.A. (Personal products)	429,700	43,591
	LVMH Moet Hennessey Louis Vuitton SA (Apparel & luxury goods)	212,200	21,824
*	Orpea (Health care providers & services)	57,933	4,397
	Vinci S.A.(Construction & engineering)	136,800	15,209

			160,680

	Germany - 4.7%
	Bijou Brigitte (Apparel & luxury goods)	21,150	5,440
	Celesio AG (Health care providers & services)	190,900	9,944
	Continental AG (Auto components)	82,100	9,504
	CTS Eventim AG (Media)	55,700	1,814
	E.ON AG (Electrical utilities)	150,080	17,798
*	Q-Cells AG (Electrical equipment)	153,420	6,268
*	Qiagen NV (Life science tools & services)	381,200	5,965
	Rational AG (Houshold durables)	17,590	3,375
	SAP AG (Software)	93,200	18,453
	Solarworld AG (Electrical equipment)	68,200	3,736

			82,297

	Greece - 1.7%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	262,200	9,024
*	EFG Eurobank (Banking)	311,160	9,529
	National Bank of Greece (Banking)	243,726	10,516

			29,069

	Ireland - 2.1%
	Anglo Irish Bank plc (Banking)	939,600	15,414
	Kingspan Group plc (Building products)	466,000	9,602
*	Ryanair Holdings plc - ADR (Airlines)	126,400	8,000
	United Drug plc (Health care providers & services)	736,700	3,276

			36,292

	Italy - 2.9%
	Azimut Holding SpA (Capital markets)	449,700	5,134
	Credito Emiliano SpA (Banking)	420,400	5,966
	Luxottica Group SpA (Apparel & luxury goods)	570,900	16,833
	Saipem SpA (Energy equipment & services)	753,200	16,376
	Tod’s SpA (Apparel & luxury goods)	76,800	6,072

			50,381

	Netherlands - 0.6%
*	Tomtom NV (Software)	243,600	10,249

	Norway - 0.3%
	Statoil Asa (Oil, gas & consumable fuels)	242,900	5,784

	Spain - 1.5%
*	Grifols S.A. (Biotechnology)	635,300	6,437
	Industria De Textile (Specialty retail)	435,700	20,321

			26,758

	Sweden - 1.2%
	Ericsson (LM) (Communications equipment)	3,514,000	12,141
*	Modern Times Group (Media)	117,950	6,104
*	Tradedoubler AB (Internet software & services)	121,500	2,362

			20,607

	Switzerland - 6.1%
	EFG International (Capital markets)	243,500	7,996
	Kuehne & Nagel International AG (Marine)	203,600	14,094
	Nobel Biocare Holdings AG (Health care equipment & supplies)	33,500	8,237
*	Partners Group Global Opporunites, Ltd. (Capital markets)	31,150	2,675
	Roche Holdings AG (Pharmaceuticals)	208,600	36,039
	SGS S.A. (Commercial services & supplies)	5,690	5,726
	UBS AG (Capital markets)	542,500	32,429

			107,196

	Issuer	Shares	Principal
	United Kingdom - 18.5%
	AstraZeneca plc (Pharmaceuticals)	552,300	$34,496
	BG Group plc (Oil, gas & consumable fuels)	1,892,620	22,998
*	Cairn Energy plc (Oil, gas & consumable fuels)	253,200	8,844
	Carphone Warehouse Group plc (Specialty retail)	1,365,600	7,853
*	CSR plc (Communications equipment)	372,800	5,881
	HBOS plc (Banking)	1,803,000	35,652
	Homeserve plc (Commercial services & supplies)	136,000	4,230
	Man Group plc (Capital markets)	2,100,800	17,619
	Michael Page International (Commercial services & supplies)	1,388,300	9,992
	Northern Rock plc (Thrifts & mortgage finance)	1,047,400	22,896
	Reckitt Benckiser plc (Household products)	737,950	30,571
*	Rolls-Royce Group plc (Aerospace & defense)	4,220,900	35,772
	Rotork plc (Electronic equipment & instruments)	404,100	5,809
	RPS Group plc (Commercial services & supplies)	788,800	3,378
	Serco Group (Commercial services & supplies)	1,505,100	10,594
	Standard Chartered plc (Banking)	608,200	15,566
	Tesco plc (Food & staples retailing)	4,876,100	32,857
	Tullow Oil plc (Oil, gas & consumable fuels)	903,080	6,389
	Ultra Electronic Holdings plc (Aerospace & defense)	304,200	5,991
	Victrex plc (Chemicals)	172,000	2,551
	VT Group plc (Aerospace & defense)	620,300	5,620

			325,559

	Emerging Asia - 15.0%
	China - 4.7%
	China Life Insurance Co. (Insurance)	9,509,000	18,578
	China Mengniu Dairy Co. (Food products)	4,495,000	7,526
	China Vanke Company Ltd. (Real estate management & development)	4,090,200	4,304
	Ctrip.com International Ltd. - ADR (Hotels, restaurants & leisure)	134,900	6,064
*	Focus Media Holding Ltd.- ADR (Media)	130,300	7,547
*	Foxconn International (Communications equipment)	3,019,800	9,288
	Fu Ji Food & Catering (Hotels, restaurants & leisure)	1,819,000	3,040
	Hopson Development Holdings (Real estate management & development)	1,237,000	2,495
	Lee and Man Paper Manufacturing Ltd. (Containers & packaging)	1,542,000	2,890
	Li Ning Co. Ltd. (Leisure equipment & products)	5,440,000	6,207
	Parkson Retail Group Ltd. (Multiline retail)	1,035,000	3,829
	Ports Design Limited (Apparel & luxury goods)	1,890,500	2,910
*	Suntech Power Holdings Co. Ltd - ADR (Electrical equipment)	136,600	3,528
	Wumart Stores, Inc., Class “H” (Food & staples retailing)	1,050,000	3,638

			81,844

	India - 4.3%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	202,100	10,535
*	Bharti Airtel Ltd. (Wireless telecommunication services)	585,900	5,990
	Dabur India Ltd. (Personal products)	2,259,200	6,719
	HDFC Bank (Banking)	375,600	7,550
	Hindustan Lever Ltd. (Household durables)	1,888,600	10,582
	Housing Development Finance Corp. (Thrifts & mortgage finance)	213,500	7,119
	Infosys Technologies, Ltd. (IT services)	363,956	14,655
	Maruti Udyog Ltd. (Automobiles)	295,200	6,296
	Suzlon Energy Ltd. (Electrical equipment)	218,400	5,872

			75,318

	Indonesia - 0.2%
*	PT Kalbe Farma Tbk (Pharmaceuticals)	26,737,400	3,822

	Malaysia - 0.6%
	Bumiputra Commerce Holdings Bhd (Banking)	4,412,100	7,949
	Transmile Group Bhd (Air freight & logistics)	796,300	2,506

			10,455

	South Korea - 2.4%
	Kookmin Bank (Banking)	104,750	8,203
*	NHN Corp. (Internet software & services)	98,820	10,349
	Samsung Electronics Co. (Semiconductors)	24,170	16,945
	Shinsegae Co. Ltd. (Food & staples retailing)	13,110	6,786

			42,283

	Taiwan - 2.8%
	High Tech Computer Corporation (Computers)	414,600	10,960
*	Himax Technologies, Inc. - ADR (Semiconductors)	386,000	2,204
	Hon Hai Precision Industry (Electronic equipment)	4,029,507	24,525
	Largan Precision Co. Ltd. (Leisure equipment & products)	254,100	5,199
	Mediatek Inc. (Semiconductors)	753,120	7,132

			50,020

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Japan - 14.0%
	Aeon Mall Co., Ltd. (Real estate management & development)	152,900	$8,093
	Chiyoda Corp. (Construction & engineering)	341,800	6,698
	Denso Corporation (Auto components)	838,800	29,529
	Honeys Company, Ltd. (Specialty retail)	115,000	5,883
	Hoya Corporation (Electronic equipment & instruments)	228,400	8,614
	ITO EN, Ltd. (Beverages)	158,900	5,474
	Joint Corporation (Real estate management & development)	170,400	5,844
*	K.K. DaVinci Advisors (Real estate management & development)	4,904	4,705
	Kenedix, Inc. (Real estate management & development)	917	5,129
	Keyence Corporation (Electronic equipment & instruments)	65,389	15,050
	Komatsu Ltd. (Machinery)	677,000	11,714
	MISUMI Group, Inc. (Trading companies & distributors)	261,200	4,476
	Mitsubishi Tokyo Financial (Banking)	2,546	32,761
	Nakanishi Inc. (Health care equipment & supplies)	42,500	5,598
	Nitori Company Ltd. (Specialty retail)	122,880	5,557
	Nitto Denko Corporation (Chemicals)	115,000	6,813
	Orix Corporation (Consumer finance)	125,900	34,785
	Park 24 Co., Ltd. (Commercial services & supplies)	193,500	6,364
	Ryohin Keikaku Co. Ltd. (Multiline retail)	87,600	6,202
	Sharp Corp. (Household durables)	694,100	11,912
	Sparx Asset Management Co. (Capital markets)	3,728	3,449
	Suruga Bank (Banking)	954,000	11,923
	Yamada Denki Company (Specialty retail)	100,900	10,132

			246,705

	Asia - 7.0%
	Australia - 2.9%
	BHP Billiton Ltd. (Metals & mining)	946,100	17,935
	Macquarie Bank, Ltd. (Capital markets)	313,500	16,164
	Seek Ltd. (Commercial services & supplies)	1,119,100	4,207
	United Group Ltd. (Construction & engineering)	608,000	6,432
	WorleyParsons, Ltd. (Energy equipment & services)	465,300	5,832

			50,570

	Hong Kong - 2.0%
*	China Insurance International (Insurance)	2,626,160	2,043
	Esprit Holdings Ltd. (Specialty retail)	1,791,500	16,326
	Li & Fung Ltd. (Distributors)	6,763,800	16,793

			35,162

	Singapore - 2.1%
	Capitaland, Ltd. (Real estate management & development)	8,247,800	26,155
	Goodpack Ltd. (Air freight & logistics)	2,168,000	2,345
	Osim International Ltd. (Specialty retail)	4,334,640	5,129
	Raffles Education Corporation Ltd. (Diversified consumer services)	1,656,000	2,647

			36,276

	Emerging Latin America - 6.3%
	Brazil - 2.1%
	Companhia de Concessoes Rodoviarias (Transportation infrastructure)	598,200	5,777
	Cyrela Brazil Realty S.A. (Household durables)	234,100	3,983
	Gol Linhas Aereas Int S.P - ADR (Airlines)	252,600	8,677
	Localiza Rent a Car S.A. (Road & rail)	142,400	2,954
	Lojas Renner S.A. (Multiline retail)	71,100	4,120
	Natura Cosmeticos S.A. (Personal products)	389,500	4,783
	Submarino S.A.(Internet & catalog retail)	198,300	3,858
*	Totvs S.A. (Software)	178,500	3,370

			37,522

	Chile - 1.0%
*	Cencosud S.A. -ADR 144A (Specialty retail)	253,200	9,823
	S.A.C.I. Falabella (Multiline retail)	2,310,500	7,124

			16,947

	Columbia - 0.3%
	Bancolombia S.A. - ADR (Banking)	210,500	6,020

	Mexico - 2.5%
	America Movil S.A. (Wireless telecommunication services)	6,393,400	12,619
*	Corporacion Geo Sa De Cv (Household durables)	947,900	3,988
*	Desarrolladora Homex S.A. -ADR (Household durables)	103,900	3,923
	Grupo Aeropuertario Del ADR (Transportation infrastructure)	81,900	2,785
*	Urbi Desarrollos Urbanos S.A. (Household durables)	2,618,500	7,372
	Walmart de Mexico (Food & staples retailing)	3,844,800	13,079

			43,766

	Panama - 0.4%
	Copa Holdings S.A. Class “A” (Airlines)+	225,400	7,738

	Issuer	Shares or Principal Amount	Value
	Canada - 3.8%
	Cameco Corporation (Metals & mining)	428,100	$15,600
*	Gildan Activewear, Inc. (Apparel & luxury goods)	119,100	5,790
	Manulife Financial Corp. (Insurance)	678,600	21,856
	Ritchie Brothers Auctioneers, Inc. (Commercial services & supplies)+	90,700	4,862
	Shoppers Drug Mart Corp. (Food & staples retailing)	123,400	5,041
	Suncor Energy, Inc.(Oil, gas & consumable fuels)	201,300	14,442

			67,591

	Emerging Europe, Mid-East, Africa - 1.6%
	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	55,400	$3,715

	Israel - 0.6%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	294,400	10,036

	Russia - 0.3%
*	CTC Media, Inc. (Media)+	243,102	5,421

	South Africa - 0.5%
*	Aspen Pharmacare (Pharmaceuticals)	444,200	1,986
	Naspers Ltd. (Media)	233,700	3,589
	Sasol ASA (Oil, gas & consumable fuels)	89,400	2,938

			8,513

	Total Common Stock - 97.9% (cost $1,317,761)		1,719,327

	Preferred Stocks
	Brazil - 0.8%
	Banco Itau Holding (Banking)	251,700	7,536
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	402,000	7,495

			15,031

	Total Preferred Stocks - 0.8% (cost $8,531)		15,031

	Investment in Affiliate
	William Blair Ready Reserves Fund	6,443,104	6,443
	Total Investment in Affiliate - 0.4% (cost $6,443)		6,443

	Short-Term Investments
	American Express Demand Note, VRN 5.175% due 10/2/06	$9,065,000	9,065
	Prudential Funding Demand Note, VRN 5.305% due 10/2/06	52,000	52

	Total Short-term Investments - 0.5% (cost $9,117)		9,117

	Repurchase Agreement	$16,770,160	16,770
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $17,608, collateralized by FN, Pool# 820971
	Total Repurchase Agreement - 1.0% (Cost $16,770)		16,770

	Total Investments - 100.6% (cost $1,358,622)		1,766,688
	Liabilities, plus cash and other assets - (0.6)%		(11,365)

	Net assets - 100.0%		$1,755,323

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

+	= U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

At September 30, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	28.0%
Consumer Discretionary	18.4%
Industrials	13.7%
Information Technology	11.2%
Consumer Staples	10.4%
Health Care	8.4%
Energy	5.2%
Materials	2.6%
Telecommunication Services	1.1%
Utilities	1.0%

100.0%

At September 30, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	23.8%
British Pound Sterling	18.8%
Japanese Yen	14.2%
Swiss Franc	6.2%
Hong Kong Dollar	5.8%
United States Dollar	5.2%
Indian Rupee	4.4%
Canadian Dollar	3.6%
Australian Dollar	2.9%
Taiwan Dollar	2.8%
Brazilian Real	2.5%
South Korean Won	2.4%
Mexico Nuevo Peso	2.1%
Singapore Dollar	2.1%
Swedish Krone	1.2%
All other currencies	2.0%

100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 38.3%

	Austria - 1.4%
	Erste Bank (Banking)	68,766	$4,278
	Raiffeisen International Bank (Banking)	28,100	2,995

			7,273

	France - 13.2%
	BNP Paribas (Banking)	97,960	10,527
	Capgemini S.A. (IT services)	71,000	3,758
	Essilor International (Health care supplies)	53,300	5,455
	Eurazeo (Diversified financial services)	33,945	3,905
	Groupe Danone (Food products)	96,700	13,562
	Iliad S.A. (Internet software and services)	22,600	1,624
	L’Oreal S.A. (Personal products)	162,600	16,495
	LVMH Moet Hennessey Louis Vuitton SA (Apparel & luxury goods)	92,800	9,544
	Vinci S.A. (Construction & engineering)	53,700	5,970

			70,840

	Germany - 3.9%
	Bijou Brigitte (Apparel & luxury goods)	4,590	1,181
	Celesio AG (Healthcare providers & services)	56,800	2,959
	E.ON AG (Electric utilities)	73,600	8,728
*	Qiagen, NV. (Biomedical)	164,500	2,574
	SAP AG (Software)	21,750	4,306
	Solarworld AG (Electrical equipment)	23,800	1,304

			21,052

	Greece - 2.3%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	122,640	4,221
	EFG Eurobank (Banking)	82,792	2,536
	National Bank of Greece (Banking)	124,630	5,377

			12,134

	Ireland - 1.2%
	Anglo Irish Bank plc (Banking)	320,800	5,262
	IAWS Group plc (Food products)	70,100	1,302

			6,564

	Italy- 3.1%
	Azimut Holding SpA (Capital markets)	100,800	1,151
	Luxottica Group SpA (Apparel and luxury goods)	316,700	9,338
	Saipem SpA (Energy equipment and services)	273,100	5,937

			16,426

	Netherlands- 0.9%
*	Tomtom NV (Software)	109,400	4,603

	Norway - 0.5%
	Statoil ASA (Oil, gas & consumable fuels)	110,310	2,627

	Spain - 1.7%
	Industria De Textile (Specialty retail)	198,700	9,267

	Sweden- 1.4%
	Ericsson LM (Communications equipment)	1,651,000	5,704
*	Modern Times Group (Media)	29,900	1,548

			7,252

	Switzerland - 8.7%
*	EFG International (Financial services)	83,800	$2,751
	Kuehne & Nagel International AG (Marine)	59,400	4,112
	Nobel Biocare Holding AG (Health care equipment & supplies)	10,000	2,459
	Roche Holdings AG (Pharmaceuticals)	109,100	18,849
	SGS S.A. (Commercial services & supplies)	3,950	3,975
	UBS AG (Capital markets)	244,810	14,634

			46,780

	United Kingdom - 19.5%
	AstraZeneca plc (Pharmaceuticals)	212,200	13,253
	BG Group plc (Oil, gas & consumable fuels)	967,600	11,758
*	Cairn Energy plc Oil, gas & consumable fuels)	93,100	3,252
	Carphone Warehouse Group plc (Specialty retail)	414,000	2,381
*	CSR plc (Communications equipment)	129,300	2,039
	HBOS plc (Banking)	698,100	13,804
	Man Group plc (Capital markets)	632,200	5,302
	Northern Rock plc (Thrift & mortgage finance)	317,600	6,943
	Reckitt Benckiser plc (Household products)	294,300	12,192
*	Rolls-Royce Group plc (Aerospace & defense)	1,282,700	10,871
	Rotork plc (Electronic equipment & instruments)	118,600	1,705
	Standard Chartered plc (Banking)	244,400	6,255
	Tesco plc (Food & staples retailing)	1,922,100	12,952
	Tullow Oil plc Oil, gas & consumable fuels)	197,600	1,398

			104,105

	Japan - 13.3%
	Aeon Mall Co., Ltd. (Real estate management & development)	55,000	2,911
	Chiyoda Corporation (Construction & engineering)	107,000	2,097
	Denso Corporation (Auto parts manufacturing)	252,000	8,871
	Honeys Company, Ltd. (Specialty retail)	33,900	1,734
	Hoya Corporation (Electronic equipment & instruments)	130,700	4,929
*	K.K. DaVinci Advisors (Real estate management & development)	1,507	1,446
	Keyence Corporation (Electronic equipment & instruments)	22,510	5,181
	Komatsu Ltd. (Machinery)	279,000	4,828
	MISUMI Group, Inc. (Trading companies & distributors)	71,300	1,222
	Mitsubishi Tokyo Financial (Financial services)	1,073	13,807
	Orix Corporation (Consumer finance)	54,000	14,920
	Ryohin Keikaku Co. Ltd. (Multiline retail)	20,400	1,444
	Sharp Corporation (Electric technology)	297,000	5,097
	Yamada Denki Co., Ltd. (Specialty retail)	28,500	2,862

			71,349

See accompanying Notes to Portfolio of Investments .

Institutional International Equity Fund

Portfolio of Investments, September 30, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)
	Emerging Asia - 10.5%
	China - 2.8%
	China Life Insurance Co. (Insurance)	3,611,000	$7,055
	Ctrip.com International Ltd. - ADR (Hotels, restaurants & leisure)	41,800	1,879
*	Focus Media Holding Ltd. - ADR (Media)	38,800	2,247
*	Foxconn International (Communications equipment)	994,000	3,057
	Hopson Development Holding Ltd. (Real estate management & development)	476,000	960

			15,198

	India - 4.0%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	78,400	4,087
*	Bharti Airtel Limited (Wireless telecommunication services)	302,831	3,096
	HDFC Bank (Banking)	164,710	3,311
	Infosys Technologies Ltd. (IT services)	128,800	5,186
	Suzlon Energy Ltd. (Electrical equipment)	110,100	2,960
	Vedanta Resources Plc (Metals & mining)	134,800	2,935

			21,575

	Indonesia - 0.3%
	PT Bank Rakyat Indonesia (Banking)	3,499,500	1,855

	South Korea - 0.9%
	Samsung Electronics Co. (Semiconductors)	6,540	4,585

	Taiwan - 2.5%
	High Tech Computer Corp. (Computers)	167,200	4,420
*	Himax Technologies, Inc.-ADR (Semiconductors)	141,400	807
	Hon Hai Precision Industry Corp. (Electronic equipment)	1,314,881	8,003

			13,230

	Asia- 5.3%
	Australia - 1.5%
	Allco Finance Group Limited (Capital markets)	219,200	1,738
	Macquarie Bank Ltd. (Capital markets)	126,700	6,533

			8,271

	Hong Kong - 2.1%
	Esprit Holdings Ltd. (Specialty retail)	545,500	4,971
	Li & Fung Ltd. (Distribution)	2,439,100	6,056

			11,027

	Singapore - 1.7%
	Capitaland, Ltd. (Real estate management & development)	2,784,900	8,831

	Emerging Latin America - 5.1%
	Brazil - 1.4%
	Companhia de Concessoes Rodoviarias (Transportation infrastructure)	181,000	1,748
	Gol-Linhas Aereas Inteligentes S.A. - ADR (Airlines)	77,400	2,659
	Localiza Rent a Car S.A. (Road & rail)	38,200	792
	Natura Cosmeticos S.A. (Personal products)	204,400	2,510

			7,709

	Chile- 0.5%
	Cencosud S.A. -ADR 144A (Specialty retail)	70,400	2,731

	Columbia- 0.4%
	Bancolumbia S.A. -ADR (Banking)	77,200	2,208

	Mexico - 2.8%
	America Movil S.A. (Wireless telecommunications services)	3,697,900	7,299
	Walmart de Mexico (Food & Staples retailing)	2,299,700	7,823

			15,122

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Canada- 3.6%
	Cameco Corporation (Metals and mining)	123,200	$4,489
	Manulife Financial Corporation (Insurance)	254,500	8,197
	Shoppers Drug Mart Corporation (Food & staples retailing)	56,400	2,304
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	63,000	4,520

			19,510

	Emerging Europe, Mid-East, Africa - 1.5%
	Isreal- 1.0%
	Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	152,000	5,182

	South Africa - 0.5%
	Naspers Ltd. (Media)	52,090	800
	Sasol ASA (Oil, gas & consumable fuels)	52,300	1,719

			2,519

	Total Common Stock — 97.1% (cost $473,485)		519,825

	Preferred Stocks
	Brazil - 1.0%
	Banco Itau S.A. (Banking)	106,900	3,201
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	119,400	2,226

			5,427

	Total Preferred Stocks - 1.0% (cost $4,473)		5,427
	Investment in Affiliate
	William Blair Ready Reserves Fund	1,979,970	1,980

	Total Investment in Affiliate - 0.4% (cost $1,980)		1,980

	Short-Term Investments
	American Express Demand Note,	$430,000	430

	VRN, 5.172%, due 10/03/06
	Prudential Funding Demand Note,	241,000	241

	VRN, 5.305%, due 10/03/06
	Total Short-Term Investments - 0.1% (cost $671)		671

	Repurchase Agreement
	Investors Bank & Trust Company, 5.16% dated 9/29/2006, due 10/02/2006, repurchase price $274, collateralized by SBA Pool #503999	$260,638	261

	Total Repurchase Agreement - 0.1% (Cost $261)		261

	Total Investments - 98.7% (cost $480,870)		527,903

	Cash plus other assets, less liabilities - 1.3%		7,140

	Net assets - 100.0%		535,043

*	Non-income producing securities

ADR = American Depository Receipt

VRN= Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

At September 30, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	13.7%
Consumer Staples	14.0%
Energy	7.8%
Financials	30.9%
Healthcare	9.7%
Industrials and Services	8.3%
Information Technology	11.4%
Materials	0.5%
Telecommunication Services	2.0%
Utilities	1.7%

100.0%

At September 30, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	28.2%
Japanese Yen	13.6%
British Pound Sterling	20.4%
Indonesian Rupiah	0.4%
Swiss Franc	8.9%
Canadian Dollar	3.7%
Indian Rupee	3.6%
Hong Kong Dollar	4.2%
Mexico Nuevo Peso	2.9%
South African Rand	0.5%
Brazilian Real	2.0%
United States Dollar	3.4%
Singapore Dollar	1.7%
Taiwan Dollar	2.4%
Australian Dollar	1.6%
Norwegian Krone	0.5%
All other currencies	2.0%

100.0%

Notes to Portfolio of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following fifteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Growth	Institutional International Equity
Value Discovery
Fixed Income Portfolio
Income

Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal.
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

For international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representive of their market price or accurate. In addition, quarterly the Board of Trustees receives a report which tracks the fair value prices used to calculate the net asset value to the next day’s opening local prices. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of the Board of Trustees and in accordance with the Fund’s valuation procedures. As of September 30, 2006, there were securities held in the Small Cap Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Income Portfolio and the Ready Reserves Portfolio were the rates in effect on September 30, 2006. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended September 30, 2006, the Income Portfolio recognized a reduction of interest income and a reduction of net realized loss of $1,807 (in thousands). This reclassification has no effect on the net asset value of the Portfolio.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at September 30, 2006 were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ ( Depreciation )
Growth	$192,769	$56,746	$3,405	$53,341
Tax-Managed Growth	7,478	1,815	90	1,725
Large Cap Growth	17,197	2,352	433	1,919
Small Cap Growth	1,033,399	159,531	34,449	125,082
Mid Cap Growth Fund	15,714	722	525	197
Small-Mid Cap Growth	75,795	11,116	2,559	8,557
International Growth	4,293,587	1,283,944	72,358	1,211,586
International Equity	232,176	31,242	3,124	28,118
International Small Cap Growth	168,543	13,927	3,931	9,996
Emerging Markets Growth	553,015	87,528	8,567	78,961
Value Discovery	96,946	8,484	674	7,810
Income	307,679	1,550	5,656	($4,106)
Ready Reserves	1,176,982	—	—	—
Institutional International Growth	1,384,373	405,689	23,373	382,316
Institutional International Equity	481,825	52,344	6,009	46,335

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Marco Hanig
Marco Hanig, President

Date: November 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig, President (Principal Executive Officer)

Date: November 28, 2006

By:	/s/ Terence M. Sullivan
Terence M. Sullivan
Treasurer (Principal Financial Officer)

Date: November 28, 2006